                                                      File No. 33-59541



                       Securities and Exchange Commission
                                Washington, D.C.


                         Pre-Effective Amendment No. 1


                                    Form N-4

             Registration Statement Under the Securities Act of 1933

                                     and/or

         Registration Statement Under the Investment Company Act of 1940

                        Hartford Life Insurance Company -
                  Separate Account Two (DC Variable Account II)
                           (Exact Name of Registrant)

                         Hartford Life Insurance Company
                               (Name of Depositor)
                                  P.O. Box 2999
                            Hartford, CT  06104-2999
                   (Address of Depositor's Principal Offices)


                  Depositor's Telephone Number:  (203) 843-7563



                          Scott K. Richardson, Esquire
                                  P.O. Box 2999
                            Hartford, CT  06104-2999
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.


Calculation of Registration Fee Under Securities Act of 1933
--------------------------------------------------------------------------------
   Title of        Amount     Proposed Maximum   Proposed Maximum     Amount of
  Securities        Being         Offering          Aggregate       Registration
Being Requested  Registered    Price Per Unit     Offering Price         Fee
--------------------------------------------------------------------------------

Hartford Life Insurance     Pursuant to Regulation 270. 24f-2          $500.00
Company, Separate Account   under the Investment Company Act
Two, Units of Interest      of 1940, Registrant hereby elects to
                            register an indefinite number of units of interest in this Separate Account.

--------------------------------------------------------------------------------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that his Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)

     N-4 Item No.                        Prospectus Heading
     ------------                        ------------------

 1.  Cover Page                          Cover Page

 2.  Definitions                         Glossary of Special Terms

 3.  Synopsis or Highlights              Summary

 4.  Condensed Financial Information     Accumulation Unit Values

 5.  General Description of Registrant,  The Contracts and Separate Account Two;
     Portfolio Companies                 Hartford Life Insurance Company and the
                                         Funds; Miscellaneous

 6.  Deductions                          Charges Under the Contract

 7.  General Description of Variable     Operation of the Contract;  Payment of
     Annuity Contracts                   Benefits; The Contracts and Separate
                                         Account Two

 8.  Annuity Period                      Payment of Benefits

 9.  Death Benefit                       Payment of Benefits;  Operation of the
                                         Contract

10.  Purchases and Contract Value        Operation of the Contract

11.  Redemptions                         Payment of Benefits

12.  Taxes                               Federal Tax Considerations

13.  Legal Proceedings                   Miscellaneous - Are there any material
                                         legal proceedings affecting the
                                         Separate Account?

14.  Table of Contents of the            Table of Contents of the
     Statement of Additional             Statement of Additional Information
     Information

     N-4 Item No.                        Prospectus Heading
     ------------                        ------------------

15.  Cover Page                          Part B; Statement of Additional
                                         Information

16.  Table of Contents                   Tables of Contents

17.  General Information and             Description of Hartford Life Insurance
     History                             Company

18.  Services                            None

19.  Purchase of Securities              Distribution of Contracts
     being Offered

20.  Underwriters                        Distribution of Contracts

21.  Calculation of Performance          Calculation of Yield and
     Data                                Return

22.  Annuity Payments                    Annuity Period

23.  Financial Statements                Financial Statements

24.  Financial Statements and            Financial Statements and
     Exhibits                            Exhibits

25.  Directors and Officers of the       Directors and Officers of the
     Depositor                           Depositor

26.  Persons Controlled by or Under      Persons Controlled by or Under
     Common Control with the Depositor   Common Control with the Depositor
     or Registrant                       or Registrant

27.  Number of Contract Owners           Number of Contract Owners

28.  Indemnification                     Indemnification

29.  Principal Underwriters              Principal Underwriters

30.  Location of Accounts and Records    Location of Accounts and Records

31.  Management Services                 Management Services

32.  Undertakings                        Undertakings

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (DC-II)


The group variable annuity contracts (hereinafter the "Contract" or "Contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford Life"). The Contracts provide for both an Accumulation Period and an Annuity Period. Contributions are held in a division of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Accumulation Period and during the Annuity Period. The Contracts may contain a General Account option which allows participants to allocate contributions to the General Account of Hartford Life. The General Account option, if applicable, is not described in this Prospectus.


The Contracts are issued to Employers or to a trustee or custodian of the Employer's plan, to allow their employees to participate in a Tax Sheltered Annuity as described under Section 403(b) of the Internal Revenue Code or an Individual Retirement Annuity as described under Section 408 of the Internal Revenue Code.

The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment ("Fund") for that Sub-Account.

Advisers Fund Sub-Account                 -  shares of Hartford Advisers Fund,
                                             Inc. ("Advisers Fund")

Bond Fund Sub-Account                     -  shares of Hartford Bond Fund, Inc.
                                             ("Bond Fund")

Capital Appreciation Fund Sub-Account     -  shares of Hartford Capital
                                             Appreciation Fund, Inc. (formerly
                                             "Hartford Aggressive Growth Fund,
                                             Inc.") ("Capital Appreciation
                                             Fund")

Dividend and Growth Fund Sub-Account      -  shares of Hartford Dividend and
                                             Growth Fund, Inc. ("Dividend and
                                             Growth Fund")

Index Fund Sub-Account                    -  shares of Hartford Index Fund, Inc.
                                             ("Index Fund")

International Opportunities Fund          -  shares of Hartford International
Sub-Account                                  Opportunities Fund, Inc.
                                             ("International Opportunities
                                             Fund")


Money Market Fund Sub-Account             -  shares of HVA Money Market Fund,
                                             Inc. ("Money Market Fund")


Mortgage Securities Fund Sub-Account      -  shares of Hartford Mortgage
                                             Securities Fund, Inc. ("Mortgage
                                             Securities Fund")

Responsively Invested Balanced Fund       -  shares of Calvert Responsively
Sub-Account                                  Invested Balanced Fund Series of
                                             Acacia Capital Corporation.
                                             (formerly Calvert Socially
                                             Responsive Fund) ("Responsibly
                                             Invested Balanced Fund")

Stock Fund Sub-Account                    -  shares of Hartford Stock Fund, Inc.
                                             ("Stock Fund")

AMS/TCI Advantage Fund Sub-Account        -  shares of TCI Portfolios, Inc.
                                             TCI Advantage ("AMS/TCI
                                             Advantage Fund")

AMS/TCI Growth Fund Sub-Account           -  shares of TCI Portfolios, Inc.
                                             TCI Growth ("AMS/TCI Growth
                                             Fund")


AMS/Fidelity VIP II Asset Manager Fund    -  shares of Fidelity Investments
Sub-Account                                  Variable Insurance Products II
                                             Asset Manager ("AMS/Fidelity VIP II
                                             Asset Manager Fund")

AMS/Fidelity VIP II Contrafund Fund       -  shares of Fidelity Investments
Sub-Account                                  Variable Insurance Products II
                                             Contrafund Fund ("AMS/Fidelity VIP
                                             II Contrafund Fund")

AMS/Fidelity VIP Growth Fund Sub-Account  -  shares of Fidelity Investments
                                             Variable Insurance Products Growth
                                             Fund ("AMS/Fidelity VIP Growth
                                             Fund")

AMS/Fidelity VIP Overseas Fund            -  shares of Fidelity Investments
Sub-Account                                  Variable Insurance Products
                                             Overseas Fund ("AMS/Fidelity VIP
                                             Overseas Fund")

This Prospectus sets forth the information concerning DC-II that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about DC-II has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Table of Contents for the Statement of Additional Information may be found on page ___ of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS OF THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAINS A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Prospectus Dated:  __________
Statement of Additional Information Dated:  ___________

                                TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----

GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . .

FEE TABLES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE RELATED INFORMATION  . . . . . . . . . . . . . . . . . . . . .

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE CONTRACTS AND THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . .

  What are the Contracts?  . . . . . . . . . . . . . . . . . . . . . . . .

  Who can buy these Contracts? . . . . . . . . . . . . . . . . . . . . . .

  What is the Separate Account and how does it operate?  . . . . . . . . .

OPERATION OF THE CONTRACT  . . . . . . . . . . . . . . . . . . . . . . . .

  How are Contributions credited?  . . . . . . . . . . . . . . . . . . . .

  May I change the amount of my Contributions? . . . . . . . . . . . . . .

  May I make changes in my Sub-Account allocations?. . . . . . . . . . . .

  May I transfer assets between Sub-Accounts?  . . . . . . . . . . . . . .

  How do I transfer assets between Sub-Accounts or change my
  Sub-Account allocations? . . . . . . . . . . . . . . . . . . . . . . . .

  What happens if the Contractholder fails to make Contributions?  . . . .

  May I assign or transfer the Contract? . . . . . . . . . . . . . . . . .

  May I request a loan from my Individual Account? . . . . . . . . . . . .

  How do I know what my account is worth?  . . . . . . . . . . . . . . . .

  How is the Accumulation Unit value determined? . . . . . . . . . . . . .

  How are the underlying Fund shares valued? . . . . . . . . . . . . . . .

PAYMENT OF BENEFITS .. . . . . . . . . . . . . . . . . . . . . . . . . . .

  What would my Beneficiary receive as death proceeds? . . . . . . . . . .

  How can a Contract be redeemed or surrendered? . . . . . . . . . . . . .

  Can payment of the redemption or surrender value ever be postponed beyond the seven day period? . . . . . . . . . . . . . . . . . . . . . .


  May I surrender once Annuity payments have started?. . . . . . . . . . .

  Can a Contract be suspended by a Contractholder? . . . . . . . . . . . .

  How do I elect an Annuity Commencement Date and Form of Annuity? . . . .

  What is the minimum amount that I may select as an Annuity Payment?. . .

  How are Contributions made to establish my Annuity account?. . . . . . .

  What are the available Annuity Options under the Contracts?. . . . . . .

  Systematic Withdrawal Option . . . . . . . . . . . . . . . . . . . . . .

  How are Variable Annuity payments determined?. . . . . . . . . . . . . .

  Can a Contract be modified?. . . . . . . . . . . . . . . . . . . . . . .

CHARGES UNDER THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . .

  How are the charges under these Contracts made?. . . . . . . . . . . . .

  What do the sales charges cover? . . . . . . . . . . . . . . . . . . . .

  What is the mortality, expense and administrative risk charge? . . . . .

  Are there any other administrative charges?. . . . . . . . . . . . . . .

  Is there ever a time where the sales charges or Annual
  Contract Fee does not apply? . . . . . . . . . . . . . . . . . . . . . .


  Experience Rating of Contracts . . . . . . . . . . . . . . . . . . . . .

  How much are the deductions for Premium Taxes on these Contracts?. . . .

  What charges are made by the Funds? . . . . . . . . . . . . . . . . . . .

  Are there any other deductions?. . . . . . . . . . . . . . . . . . . . .

HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS. . . . . . . . . . . . . . .

  What is Hartford Life? . . . . . . . . . . . . . . . . . . . . . . . . .

  What are the Funds?. . . . . . . . . . . . . . . . . . . . . . . . . . .

  Does Hartford Life have any interest in the Funds? . . . . . . . . . . .

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . .

  What are some of the federal tax consequences which affect these
  Contracts? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  What are my voting rights? . . . . . . . . . . . . . . . . . . . . . . .

  Will other Contracts be participating in the Separate Account? . . . . .

  How are the Contracts sold?. . . . . . . . . . . . . . . . . . . . . . .

  Who is the custodian of the Separate Account's assets? . . . . . . . . .

  Are there any material legal proceedings affecting the Separate Account?

  Are you relying on any experts as to any portion of this Prospectus? . .

  How may I get additional information?. . . . . . . . . . . . . . . . . .

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION  . . . . . . . .

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUAL CONTRACT FEE: A fee charged for establishing and maintaining a Participant's Individual Account under a Contract.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a Contract.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE:  The date on which Annuity payments are to commence.

ANNUITY PERIOD:  The period following the commencement of Annuity payments.

ANNUITY UNIT: An accounting unit of measure in DC-II used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  Securities and Exchange Commission.

CONTRACTHOLDER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the Contract or with any anniversary thereof.

CONTRIBUTION(S): The amount(s) paid or transferred to Hartford Life by the Contractholder on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which the application on behalf of a Participant is received by Hartford Life.

DC-II:  A division of Hartford Life Insurance Company Separate Account Two.

EMPLOYER: An employer who establishes a Tax Sheltered Annuity Plan or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of DC-II.

FUNDS:  The Funds described commencing on page ____ of this Prospectus.

GENERAL ACCOUNT: The General Account of Hartford Life which consists of all assets of Hartford Life other than those allocated to the separate accounts of Hartford Life.

HARTFORD LIFE:  Hartford Life Insurance Company.

INDIVIDUAL RETIREMENT ANNUITY: An annuity contract purchased by an Employer on behalf of its employees and which provides for special tax treatment under
Section 408 of the Code.

IRS:  Internal Revenue Service.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: Any employee of an Employer/Contractholder electing to participate in the Contract. The term "Participant" includes a Participant Owner under an Individual Retirement Annuity under Section 408 of the Code.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which DC-II Accumulation Units are allocated on behalf of a Participant under the Contract .

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or contract values.

TAX SHELTERED ANNUITY (also commonly referred to as "Tax Deferred Annuity"):
An annuity Contract purchased by an Employer on behalf of its employees and which qualifies for special tax treatment under Sections 403(b) of the Code.

SEPARATE ACCOUNT:  Hartford Life Insurance Company Separate Account Two.

SUB-ACCOUNT:  Accounts established within DC-II with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for business exclusive of the following holidays: Martin Luther King Day, Lincoln's Birthday, Columbus Day, Veteran's Day, the day before Independence Day and the day after Thanksgiving. The value of DC-II is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD:  The period between successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of DC-II.

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSE (ALL SUB-ACCOUNTS)


Sales Load Imposed on Purchases (as a percentage of premium payments)               None
Transfer fee                                                                       $     0
Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
    First through Fifth Year                                                            5%
    Sixth Year                                                                          4%
    Seventh Year                                                                        3%
    Eighth Year                                                                         2%
    Ninth Year                                                                          1%
    Tenth Year or later                                                                 0%
Annual Contract Fee                                                                 $30(1)
Annual Expenses - Separate Account (as a percentage of average account value)
    Mortality and Expense Risk                                                      1.250%


The Transfer Fee, Contingent Deferred Sales Charge, Annual Contract Fee and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience of Rating Contracts" on page ___.



ANNUAL FUND OPERATING EXPENSE (AS A PERCENTAGE OF NET ASSETS FOR THE YEAR ENDED 1994)

                                                                                 Total Fund
                                            Management           Other            Operating
                                               Fees             Expenses          Expenses
                                            ----------          --------         ----------
Hartford Bond Fund                             0.500%             0.047%            0.547%
Hartford Stock Fund                            0.462%             0.039%            0.501%
HVA Money Market Fund                          0.425%             0.049%            0.474%
Hartford Advisers Fund                         0.615%             0.040%            0.655%
Hartford U.S. Government Money Market Fund     0.425%             0.157%            0.582%
Hartford Capital Appreciation                  0.675%             0.045%            0.720%
Hartford Mortgage Securities Fund              0.425%             0.052%            0.477%
Hartford Index Fund                            0.375%             0.079%            0.454%
Hartford International Opportunities Fund      0.725%             0.126%            0.851%
Responsibly Invested Fund                      0.700%             0.100%            0.800%
Hartford Dividend & Growth Fund (2)            0.668%             0.166%            0.834%
TCI Growth                                     1.000%             0.000%            1.000%
TCI Advantage                                  1.000%             0.000%            1.000%
Fidelity VIP Growth                            0.620%             0.070%            0.690%
Fidelity VIP Overseas                          0.770%             0.150%            0.920%
Fidelity VIP II Asset Manager                  0.720%             0.080%            0.800%
Fidelity VIP II Contrafund                     0.620%             0.270%            0.890%


(1) The annual contract fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual contract fee is approximated as a 0.07% annual asset charge based on the experience of the Contracts.

(2) A portion of the management fees were waived in 1994. Without this waiver, the management fee would have been 0.750% and the total operating expense would have been 0.916%.

EXAMPLE

                                If you surrender your            If you annuitize at the          If you do not surrender
                                contract at the end of the       end of the applicable time       your contract: You would
                                applicable time period: You      period: You would pay the        pay the following expenses
                                would pay the following          following expenses on a          on a $1,000 investment,
                                expenses on a $1,000 invest-     $1,000 investment, assuming      assuming a 5% annual return
                                ment, assuming a 5% annual       a 5% annual return on            on assets:
                                return on assets:                assets:

                                1 Year 3 Years 5 Years 10 Years  1 Year 3 Years 5 Years 10 Years  1 Year 3 Years 5 Years 10 Years
                                -------------------------------------------------------------------------------------------------

SUB-ACCOUNT

Bond Fund                       $90    $132    $176    $273      $17    $54     $93     $203      $18    $55     $94     $204
Stock Fund                       89     130     174     268       16     52      91      198       17     53      91      199
Money Market Fund                89     129     172     265       16     51      89      195       17     52      90      196
Advisers Fund                    91     135     181     284       18     57      99      215       19     58     100      216
U.S. Government Money
 Market Fund                     90     133     178     276       17     55      95      207       18     56      96      208
Capital Appreciation Fund        92     137     184     290       19     59     102      222       19     60     103      223
Mortgage Securities Fund         89     130     173     266       16     52      89      195       17     52      90      196
Index Fund                       86     120     156     231       13     41      72      159       14     42      73      160
International Opportunities
 Fund                            93     140     191     303       20     63     109      236       21     64     110      237
Responsibly Invested Fund        92     139     188     296       19     62     106      230       20     62     107      231
Dividend & Growth Fund           93     140     190     302       20     53     108      234       21     63     109      235
AMS/TCI Growth                   94     145     198     318       22     68     117      251       22     69     118      252
AMS/TCI Advantage                94     145     198     318       22     68     117      251       22     69     118      252
AMS/Fidelity VIP Growth          91     136     183     287       18     68     117      251       19     69     101      220
AMS/Fidelity VIP Overseas        93     142     194     310       21     65     113      243       21     66     113      244
AMS/Fidelity VIP II Asset
 Manager                         92     139     139     298       19     62     106      230       20     62     107      231
AMS/Fidelity VIP II Contrafund   93     141     193     307       20     64     111      240       21     65     112      241


The purpose of this table is to assist the contract owner in understanding various costs and expenses that a contract owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of passed or future expenses and actual expenses may be greater or less than those shown.

                                     SUMMARY

A. CONTRACTS OFFERED

   Group variable annuity contracts are offered for issuance to Employers to allow employee participation and special tax treatment under Section 403(b) and Section 408 of the Code.

   The Contracts are limited to plans established and sponsored by Employers for their employees. The Contract is normally issued to the Employer or to the trustee or custodian of the Employer's plan.

B. ACCUMULATION PERIOD UNDER THE CONTRACTS


   During the Accumulation Period under the Contracts, Contributions submitted by the Contractholder are used to purchase variable account interests. Contributions allocated to purchase variable account interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-II. The Contract may contain a General Account option which allows participants to allocate contributions to the General Account of Hartford Life. The General Account option, if applicable, is not described in this Prospectus.


C. CONTINGENT DEFERRED SALES CHARGES

   There is no deduction for sales expenses at the time Contributions are allocated to the Contracts. However, a contingent deferred sales charge may be assessed against a Participant's Individual Account when it is withdrawn. The number of Participant Contract Years completed prior to withdrawal will determine the amount of the contingent deferred sales charge. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page ___). Such charges will in no event ever exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account.

   The charge is a percentage of the amount surrendered and equals:

            Contract Year
            of Withdrawal          Maximum Charge
            -------------          --------------
               1-5                       5%
               6                         4%
               7                         3%
               8                         2%
               9                         1%
               10 or more                0%

   No deduction for contingent deferred sales charges will be made in certain cases. (See "Is there ever a time when the sales charges do not apply?" commencing on page ____.)


D. TRANSFER BETWEEN ACCOUNTS


   During the Accumulation Period a Participant may allocate monies held in DC-II among the available Sub-Accounts of DC-II. Currently, there is no charge for up to 12 transfers per Participant Contract Year. A fee of $5.00 may be assessed for each transfer made in excess of 12 per Participant Contract Year. No two (2) transfers may occur on consecutive Valuation Days. There may be additional restrictions under certain circumstances. (See "May I transfer assets between Sub-Accounts?" page .)

E. ANNUITY PERIOD UNDER THE CONTRACTS

   At the end of the Accumulation Period, Contract values held with respect to a Participant's Individual Account may, at the direction of the Participant, be allocated to provide Fixed and/or Variable Annuities under the Contracts. (See "How are contributions made to establish my Annuity account?" commencing on page ____.) However, Hartford Life will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 .

F. MINIMUM DEATH BENEFITS

   A Minimum Death Benefit is provided in the event of death of the Participant prior to the earlier of Participant's 65th birthday or the Annuity Commencement Date (see "What would my Beneficiary receive as death proceeds?" commencing on page ____).

G. ANNUITY OPTIONS

   The Annuity Commencement Date will not be deferred beyond the date Participants become age 70 1/2 or such earlier date as may be required by applicable law and/or regulation. If a Participant does not elect otherwise, Hartford Life reserves the right to begin Annuity payments automatically at age 65 under an option providing for a life Annuity with 120 monthly payments certain (see "What are the available Annuity options under the Contracts?" commencing on page ____).

H. DEDUCTIONS FOR PREMIUM TAXES


   Deductions will be made for the payment of any Premium Taxes that may be levied against the Contract at the time imposed under applicable law (see "Charges Under The Contract", on page ____). Currently, the range is 0% to 3.5%.


I. ASSET CHARGE IN THE SEPARATE ACCOUNT

   During both the Accumulation Period and the Annuity Period a charge is made by Hartford Life for providing the mortality, expense and administrative undertakings under the Contracts. Such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the Contracts may be reduced (see "Experience Rating of Contracts", page ____) and may be periodically increased beyond a rate of 1.25%, subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under The Contract", page ____.)

J. ANNUAL CONTRACT FEE

   An Annual Contract Fee may be charged against the value of each Participant's Individual Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Contract Fee is $30.00 per year on each Participant's Individual Account. (See "Charges Under The Contract", page ____.) The Annual Contract Fee may be reduced or waived (see "Experience Rating of Contracts, page ____).

K. MINIMUM PAYMENT


   There is no minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a participant's Individual Account under a Contract.


L. INDIVIDUAL ACCOUNT LOANS


   Participants may request a loan from Participant's Individual Account subject to a single $100.00 non-refundable loan processing fee. Loans are subject to a minimum of $2,000 and may not exceed the lesser of (1) 50% of the Participant's Individual Account value, or (2) $50,000, reduced by the highest outstanding balance of any loan to such Participant during the twelve-month period ending on the day before the loan is made. (See "May I Request a Loan from my Individual Account", page ___.) Individual Account loans may not be available in all states or may be subject to restrictions.

M. FUND FEES AND CHARGES

   The Funds are subject to certain fees, charges and expenses. See the accompanying Prospectuses for the Funds.

N. PAYMENT ALLOCATION TO DC-II

   The Contracts permit the allocation of Contributions, in multiples of 10% of each Contribution, among the fifteen (15) Sub-Accounts of DC-II. There is no minimum amount that may be allocated to any Sub-Account.

O. VOTING RIGHTS OF CONTRACTHOLDERS


   Contractholders and/or vested Participants will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contractholder does not vote, Hartford Life shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford Life (see "What are my voting rights?" commencing on page ____).

                         PERFORMANCE RELATED INFORMATION

DC-II may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


The Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Opportunities Fund, Money Market Fund, Mortgage Securities Fund, Responsively Invested Balanced Fund, Stock Fund, AMS/TCI Growth Fund, AMS/TCI Advantage Fund, AMS/Fidelity VIP II Asset Manager Fund, AMS/Fidelity VIP Growth Fund, AMS/Fidelity VIP II Contrafund Fund, and AMS/Fidelity VIP Overseas Fund Sub-Accounts may include total return in advertisements or other sales material.

When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


The Bond Fund, Mortgage Securities Fund and TCI Advantage Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Contract Fee.


The Money Market Fund may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, I.E. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Contract Fee.

Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Annual Contract Fee and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                                  INTRODUCTION

This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a Contract offered by Hartford Life in DC-II, or an interest therein, issued in conjunction with a Tax Sheltered Annuity plan or an Individual Retirement Annuity plan of an Employer. This Prospectus describes only the elements of the Contracts pertaining to the variable portion of the Contract. The Contracts may contain a General Account option which is not described in this Prospectus. Please read the Glossary of Special Terms on page ____ prior to reading this Prospectus to familiarize yourself with the terms being used.


                                THE CONTRACTS AND
                               THE SEPARATE ACCOUNT


What are the Contracts?

   The Contracts are group variable annuity contracts under which variable account Contributions are held in a division of Hartford Life Insurance Company Separate Account Two ("DC-II") during both the Accumulation Period and the Annuity Period. The Contracts are issued to Employers or to a trustee or custodian of the Employer's plan to allow their employees to participate in a Tax Sheltered Annuity as described under Section 403(b) of the Code or an Individual Retirement Annuity as described under Section 408 of the Code

   During the Accumulation Period under the Contracts, Contributions submitted by the Employer to the Contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-II.

Who can buy these Contracts?


   The group variable annuity Contracts offered under this Prospectus are offered for use in annuity purchase plans adopted according to Section 403(b) of the Code as adopted by public school systems, certain tax-exempt organizations described in Section 501(c)(3) of the Code and including employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, as well as for Individual Retirement Annuity plans adopted according to Section 408 of the Code. A group
   Contract is issued to an Employer or to a trustee or custodian of the Employer's plan to provide a Tax Sheltered Annuity or Individual
   Retirement Annuity plan for its employees.


What is the Separate Account and how does it operate?

   Separate Account Two is organized as a unit investment trust type of investment company and has been registered as such with the Commission under the Investment Company Act of

   1940, as amended. (On March 31, 1988, DC Variable Account II was transferred to Separate Account Two and became a division thereof). Registration of the Separate Account with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford Life by the Commission. However, Hartford Life and the Separate Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut. The Separate Account meets the definition of "separate account" under federal securities law.

   Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts.
   Also, in accordance with the Contracts, the assets in the Separate Account attributable to Contracts participating in the Separate Account are not chargeable with liabilities arising out of any other business Hartford Life may conduct. So, you will not be affected by the rate of return of Hartford Life's general account, nor by the investment performance of any of Hartford Life's other separate accounts.

   Contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the Contributions were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of Participant's Individual Account will therefore vary during the Accumulation Period in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, Annuity payments and reserve values will vary in accordance with these factors.

   HARTFORD LIFE DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF PARTICIPANT CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUSES.

   Hartford Life reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to Participants of any such substitution and approval of the Commission. Hartford Life also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives.

   The Separate Account may be subject to liabilities arising from another division of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

   Hartford Life may offer additional Separate Account Options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

                            OPERATION OF THE CONTRACT

How are Contributions credited?


   The Contract will cover present and future employees of the Employer who elect to participate in the Contract. Contributions to a Participant's Individual Account under a Contract are applied to purchase Accumulation Units in the selected Sub-Accounts. The number of Accumulation Units purchased is determined by dividing the Contribution by the appropriate Accumulation Unit Value on the date the Contribution is credited to the Participant's Individual Account. Initial Contributions are credited to a Participant's Individual Account within two business days of receipt of a properly completed application and the initial Contribution. Subsequent Contributions are credited to a Participant's Individual Account on the date following receipt of the Contribution by Hartford Life at its home office, P.O. Box 2999, Hartford, CT 06104-2999.

   If an application or any other information is incomplete when received, the Contribution will be credited to the Participant's Individual Account within five business days. If an initial Contribution is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned. Subsequent Contributions cannot be credited on the same day of receipt unless they are accompanied by adequate instructions.


   The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for DC-II.


   There is no minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant's Individual Account under a Contract.


May I change the amount of my Contributions?

   Under IRS regulations, a Participant may not change the salary reduction agreement that establishes the fixed amount or fixed percentage of salary to be contributed to the plan during a taxable year. See below for a discussion of changes in Sub-Account allocations and transfers between Sub-Accounts.

May I make changes in my Sub-Account allocations?

   The Contract permits the allocation of Contributions, in multiples of 10%, among the fifteen (15) Sub-Accounts of DC-II. There is no minimum amount that may be allocated to any Sub-Account. Such changes must be requested in the form and manner prescribed by Hartford Life.

May I transfer assets between Sub-Accounts?

   During the Accumulation Period a Participant may transfer the value of Participant's Individual Account allocations from one or more Sub-Accounts or the General Account to any another Sub-Account, the General Account or to any combination thereof.

   Amounts allocated to the General Account, or amounts previously allocated to the General Account during the 3 month period immediately preceding the date such transfer is requested, may not be transferred to any Sub-Account which Hartford Life considers to be a competing fixed income Sub-Account. Hartford Life reserves the right to limit the maximum amount transferred from the General Account during a Contract Year to 20% of the Participant's Individual Account in any one Participant Contract Year.

   Currently there is no charge for up to 12 transfers per Participant Contract Year. A fee of $5.00 may be assessed for each transfer made in excess of 12 per Participant Contract Year. No two (2) transfers may occur on consecutive Valuation Days.


   In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford Life determines, in its sole opinion, that the exercise of that right by the Contractholder/Participant is, or would be, to the disadvantage of other Contractholders/Participants. Any modification could be applied to transfers to or from the same or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contractholder, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contractholder/Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford Life to be to the disadvantage of other Contractholders/Participants.


How do I transfer assets between Sub-Accounts or change my Sub-Account allocations?

   Transfers between Sub-Accounts and changes in Sub-Account allocations may be made by written request or by calling toll free 1-800-771-3051. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford Life at its home office, P.O. Box 2999,
   Hartford, CT 06104-2999.   Telephone transfer changes may not be permitted in
   some states. The policy of Hartford Life and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford Life may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford Life follows for transactions initiated by telephone include requirements that Participants identify themselves by their group number, participant number and social security number. All transfer instructions by telephone are recorded.

What happens if the Contractholder fails to make Contributions?

   A Contract will be deemed paid-up within 30 days after any anniversary date of the Contract if the Contractholder has not remitted a Contribution to Hartford Life during the preceding 12 month period. Effective with a change of the Contract to paid-up status, no further Contributions will be accepted by Hartford Life and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions (see "How can a Contract be redeemed or surrendered" on page ____).

May I assign or transfer the Contract?

   The Contracts and a Participant's interest therein may not be assigned, transferred or pledged.

May I request a loan from my Individual Account?


   During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Individual Account subject to a single $100.00 non-refundable loan processing fee. The loan proceeds and the loan processing fee will be deducted from the Participant's Individual Account on a pro rata basis from the applicable Sub-Accounts on the date that the loan proceeds are disbursed. A Participant may not request a loan until the expiration of a 6 month period from the date that the remaining balance of any prior loan is repaid to the Participant's Individual Account. Individual Account loans may not be available in all states or may be subject to restrictions. Loans are not available to Participants under an Individual Retirement Annuity plan.


   The loan amount may not exceed the lesser of (1) 50% of the value of a Participant's Individual Account, or (2) $50,000, reduced by the highest outstanding balance of any loan to such Participant during the twelve-month period ending on the day before the loan is made. The minimum loan amount is $2,000.

   At the beginning of each calendar quarter, Hartford Life shall determine the interest rate to be charged on all loans issued during such quarter. The interest rate shall reflect current market interest rates and the prevailing interest rate levels under the Contract. The maximum interest rate shall not exceed the current guaranteed interest rate for the General Account plus 2%.

   Monthly loan payments (except for the initial payment) are due and payable at the Home Office of Hartford Life on the last business day of each month. The initial monthly loan payment is due and payable during the month in which the loan proceeds are disbursed from the Participant's Individual Account. Participant's Individual Account will be credited with the amount of monthly loan payments (both principal and interest) minus a monthly loan balance charge of .166% of the then outstanding loan balance. The monthly loan balance charge will be retained by Hartford Life.


   Prepayment of the outstanding loan balance is prohibited during the first twelve (12) months following disbursement of the loan proceeds, except upon termination of employment. Following the twelfth month, a Participant may prepay all or any portion of the outstanding principal balance on the loan and any unpaid interest accrued as of the date of the payment made by the Participant. Participants may select a repayment term of 1 to 5 years (in 12 month increments) or, in the case of a loan for principle residence only, up to 10 years (in 12 month increments), from the last business day of the first month in which the loan amount is distributed from the Contract. Loan balances which remain unpaid after a specified period will be treated as a distribution subject to taxation. See "Federal Tax Considerations" commencing on page ___ for a discussion of the tax implications of a distribution.


   Loans will have a permanent effect on the Participant's Individual Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to a Beneficiary.

How do I know what my account is worth?

   The value of a Participant's Individual Account under a Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contractholder to such Sub-Accounts.

   The value of the Accumulation Units in DC-II representing an interest in the appropriate Fund shares that are held under the Contract were initially established on the date that Contributions were credited to the appropriate Sub-Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Accounts (see "How is the Accumulation Unit value determined?" below).

How is the Accumulation Unit value determined?

   The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending.

   Participants should refer to the Prospectuses for each of the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Participant's Individual Account. The Accumulation Unit value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

How are the underlying Fund shares valued?

   The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                               PAYMENT OF BENEFITS

What would my Beneficiary receive as death proceeds?

   The Contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the date the Participant attains age 65 (whichever occurs first) the Minimum Death Benefit payable on such Contract will be the greater of (a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford Life, or (b) 100% of the total Contributions made to such Contract, reduced by any prior partial withdrawals or outstanding loan indebtedness.

   The benefit may be taken by the Beneficiary in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford Life, unless subject to postponement as explained below. In lieu of payment in one sum, a Beneficiary may elect that the amount be applied under any annuity option available in Hartford Life's variable annuities then being issued provided any such option must provide that a death benefit will be distributed within five years of the Participant's death; or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such benefit must commence within one year of the date of the Participant's death. The Contract further provides that if the Beneficiary is the spouse of the Participant, such spouse may elect, in lieu of the death benefit, to be treated as the Participant.

   An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford Life and within one year after the death by written notice to Hartford Life at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement (see "How are contributions made to establish my Annuity account?" page ____).

How can a Contract be redeemed or surrendered?

   THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) TAX-SHELTERED ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS (A) ATTAINED AGE 59 1/2, (B) TERMINATED EMPLOYMENT, (C) DIED, (D) BECOME DISABLED, OR (E) EXPERIENCED FINANCIAL HARDSHIPS.

   DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

   HARTFORD LIFE WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.

   On termination of Contributions to a Contract by the Contractholder on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Participant will have the following options, subject to the restrictions above:

   1. To continue a Participant's Individual Account in force under the Contract. Under this option, on the selected Annuity Commencement Date, the Participant will begin to receive Annuity payments under the selected Annuity option under the Contract. (See

       "What are the available Annuity options under the Contracts?" commencing on page ____.) At any time in the interim, a Participant may surrender the Participant's Individual Account for a lump sum cash settlement in accordance with item 3. below.

   2. To elect Annuity payments immediately. The values in the Participant's Individual Account may be applied, subject to Contract provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the Contract. (See "What are the available Annuity options under the Contracts?" commencing on page ____).

   3. To surrender the Participant's Individual Account under the Contract for a lump sum cash settlement, in which event the Annual Contract Fee and any applicable contingent deferred sales charges will be deducted (See "How are the charges under these Contracts made?" commencing on page ____). The amount received will be the net termination value next computed after receipt of a written request for complete withdrawal by Hartford Life at its home office, P.O. Box 2999, Hartford, CT 06104-2999. Payment will normally be made as soon as possible but not later than seven days after the written request is received by Hartford Life.

   4. In the case of a partial withdrawal, the amount requested is withdrawn from the specified Sub-Account(s) or, if no Sub-Account(s) are specified, all applicable Sub-Account(s) on a pro rata basis. The contingent deferred sales charge, if any, is deducted as a percentage of the amount withdrawn (see "How are the charges under these Contracts made?" page ____). If the contingent deferred sales charge has been experience rated (see "Experience Rating of Contracts", page ____), any amounts not subject to the contingent deferred sales charge will be deemed to be withdrawn last.

   5. To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing the Participant's Individual Account to remain in the Accumulation Period under the Contract. Participant's Individual Account remains subject to the Annual Contract Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. A Participant may transfer the values of Participant's Individual Account allocations from one or more Sub-Accounts or the General Account to any another Sub-Account, the General Account or to any combination thereof. See "Systematic Withdrawal Option" commencing on page ____ for a complete description of the restrictions and limitations of this option.

Can payment of the redemption or surrender value ever be postponed beyond the seven day period?

   Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or

   (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

May I surrender once Annuity payments have started?

   Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

Can a Contract be suspended by a Contractholder?

   A Contract may be suspended by the Contractholder by giving written notice at least 90 days prior to the effective date of such suspension to Hartford Life at its home office, P.O. Box 2999, Hartford, CT 06104-2999. A Contract will be suspended automatically on its anniversary if the Contractholder fails to assent to any modification of a Contract, as described under the caption "Can a Contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions to Participant's Individual Accounts will continue to be accepted on behalf of existing Participants, subject to the Contract terms in effect prior to suspension. Contributions will not be accepted on behalf of any new Participants.

   Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude a Participant from applying an existing Participant's Individual Accounts under DC-II to the purchase of Fixed or Variable Annuity benefits.

How do I elect an Annuity Commencement Date and Form of Annuity?

   Participants select an Annuity Commencement Date, usually between their 50th birthday and the date they become age 70 1/2, and an Annuity option. The Annuity Commencement Date may not be deferred beyond the date a Participant becomes age 70 1/2 or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.

   The Contract contains five optional Annuity forms, which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, Hartford Life reserves the right to begin Annuity payments at age 65 under Option 2 with 120 monthly payments certain. However, Hartford Life will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

   When an annuity is purchased, unless otherwise specified, Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

What is the minimum amount that I may select as an Annuity payment?

   The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford Life reserves the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

How are Contributions made to establish my Annuity account?

   During the Annuity Period, Contract values are applied to establish a Fixed and/or Variable Annuity.

What are the available Annuity Options under the Contracts?

   Option 1:  Life Annuity

   A Life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. Life Annuity Options (Options 1-4) offer the maximum level of monthly payments of any of the options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

   It would be possible under this option for an Annuitant to receive only one Annuity payment if he or she dies prior to the due date of the second Annuity payment, two if he or she dies prior to the due date of the third Annuity payment, etc.

*  Option 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

   This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

*  Option 3:  Unit Refund Life Annuity

   This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                      total amount applied under the option
                        at the Annuity Commencement Date
   (a) =
         ----------------------------------------------------------------
               Annuity Unit value at the Annuity Commencement Date

   (b) =    number of Annuity Units represented        number of monthly
           by each monthly Annuity payment made   x   Annuity payments made

   The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford Life.

   Option 4:  Joint and Last Survivor Annuity

   An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living, for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3% or 100%) of the monthly Annuity payment will continue to be paid to the contingent annuitant.

   It would be possible under this option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

*  Option 5:  Designated (Fixed) Period Annuity

   An amount payable monthly for the number of years selected. Under the Contracts the minimum number of years is three.

   In the event of the Annuitant's death prior to the end of the designated period, any then remaining payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

   Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges (see "How are the charges under these Contracts made?" page ____).

Other Annuity options may be made available from time to time.

* Options 2, 3 and 5 are available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford Life.

--------------------------------------------------------------------------------
   Under any of the Annuity options above, except Option 5 (on a variable basis), no surrenders are permitted after Annuity payments commence.
--------------------------------------------------------------------------------

Systematic Withdrawal Option ("SWO")


   If permitted by IRS regulations and the terms of the Employer's plan, Participants can make withdrawals while allowing Participant's Individual Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer and have a minimum Individual Account balance of $10,000 at the time they elect the SWO. The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of Participant's Individual Account at the time they elect the SWO. Payments are limited to 18.0% of Participant's Individual Account annually. The minimum payment amount is $100. SWO payments are generally taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. The contingent deferred sales charge, if any would apply to a withdrawal, is waived on SWO payments.


   Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Individual Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if they have an outstanding loan amount.

   Participants can change the terms of their SWO as often as four times in each calendar year. Participants can terminate their SWO at any time and elect one of the five available Annuity options or a partial or full lump sum withdrawal. If Participants elect a partial or full lump sum withdrawal within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from Participant's Individual Account upon withdrawal. SWO payments will be deducted from Participant's Individual Account pro rata from each Sub-Account and the General Account in which Participant's Individual Account is allocated.

   Hartford Life is not responsible for determining a withdrawal amount that satisfies the Minimum Distribution Requirements. Participants may be required to change their SWO payment amount to comply with the Minimum Distribution Requirements. Participants should consult their tax adviser to determine whether the amount of their SWO payments meet IRS Minimum Distribution Requirements. See "Federal Tax Considerations" commencing on page ____ for a discussion of the Minimum Distribution Requirements applicable to Participants over age 70 1/2.

   The SWO may only be elected pursuant to an election on a form provided by Hartford Life. Election of the SWO does not affect any of Participant's other rights under the Contracts.

How are Variable Annuity payments determined?

   The value of the Annuity Unit for each Sub-Account in DC-II for any day is determined by multiplying the value for the preceding day by the product of
   (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page ____) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

   When Annuity payments are to commence, the value of the Participant's Individual Account is determined as the product of the value of the Accumulation Unit credited to each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

   The Contract contains tables indicating the dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form of Annuity selected. The Contract contains Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable premium taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

   Level Annuity payments would be produced if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher assumed interest rate may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

   The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

   Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

   In order to comply with the requirements of the Supreme Court decision dated July 6, 1983, in the case of Norris vs. Arizona Governing Committee, Annuity rates will be based on a guaranteed Annuity rate table which is identical for both males and females.

Here is an example of how a Variable Annuity payment is determined:

ILLUSTRATION OF ANNUITY PAYMENTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN


1. Net amount applied. . . . . . . . . . . . . . . . . . . . .    $139,782.50
2. Initial monthly income per $1,000 of payment applied. . . .           6.13
3. Initial monthly payment (1 x 2 DIVIDED BY 1,000). . . . . .    $    856.87
4. Annuity Unit Value. . . . . . . . . . . . . . . . . . . . .           3.125
5. Number of monthly annuity units (3 DIVIDED BY 4). . . . . .         274.198
6. Assume annuity unit value for second month equal to . . . .           2.897
7. Second monthly payment (6 x 5). . . . . . . . . . . . . . .    $    794.35
8. Assume annuity unit value for third month equal to  . . . .           3.415
9. Third month payment (8 x 5) . . . . . . . . . . . . . . . .    $    936.39

The above figures illustrate the calculation of a Variable Annuity and have no bearing on the actual record of DC-II.

Can a Contract be modified?

   The Contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contractholder and Hartford Life. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contractholder the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the IRS.

   On or after the fifth anniversary of any Contract Hartford Life may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contractholder, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a Contract, will continue to be applicable. In addition, the limitations on the deductions for the mortality, expense risks and administrative undertakings and the Annual Contract Fee will continue to apply in all Contract Years.

   Hartford Life reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or DC-II comply with any law or regulation issued by a governmental agency to which Hartford Life is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of DC-II or the Sub-Account(s); (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford Life will provide notice to the Contractholder or to the payee(s) during the Annuity period. Hartford Life may also make appropriate endorsement in the Contract to reflect such modification.

                           CHARGES UNDER THE CONTRACT

How are the charges under these Contracts made?

   There is no deduction for sales expenses at the time Contributions are allocated to the Participant's Individual Accounts. However, a contingent deferred sales charge may be assessed against a Participant's Individual Account when it is withdrawn. The number of Participant Contract Years completed prior to withdrawal will determine the amount of the contingent deferred sales charge. The amount or term of the contingent deferred sales charge may be reduced (see "Experience Rating of Contracts", page _). Such charges will in no event ever exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account.

   The charge is a percentage of the amount surrendered and equals:

       Contract Year
       of Withdrawal             Maximum Charge
       -------------             --------------

          1-5                          5%
          6                            4%
          7                            3%
          8                            2%
          9                            1%
          10 or more                   0%

   In the case of a withdrawal in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal, your account value is $1,000 and the applicable sales load is 5%. Your Sub-Accounts will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is the method applicable on a full surrender of your Contract. In the case of a partial withdrawal in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested).

What do the sales charges cover?

   The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that direct commissions paid on the sale of the Contracts will not exceed 5.0% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford Life from its general assets, including surplus or possible profit from mortality and expense risk charges.

What is the mortality, expense and administrative risk charge?

   Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford Life's actual mortality experience among Annuitants before or after retirement or (b) Hartford Life's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford Life.

   In providing an expense undertaking, Hartford Life assumes the risk that the deductions for contingent deferred sales charges, and the Annual Contract Fee under the Contracts may be insufficient to cover the actual future costs.

   The mortality undertaking provided by Hartford Life under the Contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the Annuitant will receive under the Contract. It thus relieves the Participant from the risk that they will outlive the funds accumulated.

                                       -34


   The mortality undertaking is based on Hartford Life's present actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford Life's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford Life must provide amounts from its general funds to fulfill its Contract obligations. In that event, a loss will fall on Hartford Life. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford Life. Hartford Life also assumes the liability for payment of the Minimum Death Benefit provided under the Contract.

   The administrative undertaking provided by Hartford Life assures the Contractholder that administration will be provided throughout the entire life of the Contract.

   For assuming these risks Hartford Life presently charges 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the Contracts may be reduced (see "Experience Rating of Contracts", page ____) and may be periodically increased beyond a rate of 1.25%, subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Commission shall have first approved such increase.

Are there any other administrative charges?

   An Annual Contract Fee will be deducted from the value of each Participant's Individual Account under the Contracts. The maximum Annual Contract Fee is $30.00 per year but may be reduced or waived (see "Experience Rating of Contracts", page ____).

   The Annual Contract Fee will be deducted on the last business day of each Participant's Contract Year, provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the Participant's Contract Year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No deduction for the Annual Contract Fee will be made during the Annuity Period under the Contracts. The Annual Contract Fee will be deducted from the value of a Participant's Individual Account on a pro rata basis from the Sub-Account(s) chosen.

Is there ever a time when the sales charges or Annual Contract Fee does not apply?

   The contingent deferred sales charge and Annual Contract Fee will not be deducted on Contracts in the event of: (1) death of a Participant, (2) disability, within the meaning of Code section 72(m)(7) (provided that such disability would entitle the Participant to receive social security disability benefits), (3) confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility, (4) separation from service on or after the 5th Participant Contract Year for Participants age
   59 1/2 or older, (5) financial hardship (e.g. an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post secondary education) or (6) if the value of a Participant's Individual Account is paid out under one of the available Annuity options under the Contracts or under the Systematic Withdrawal Option (except that a surrender out of Annuity Option 5 is subject to sales charges, if applicable). Some of the above events may not apply to Individual Retirement Annuity Participants.

   If otherwise eligible to make a withdrawal under the terms of the Employer's plan, a Participant may withdraw up to 10% of the value of their Individual Account on a non-cumulative basis each Participant Contract Year, after the first, without application of a contingent deferred sales charge. The minimum amount that can be withdrawn under this provision is $250.00.

Experience Rating of Contracts

   Certain of the charges and fees described in this Prospectus may be reduced ("experience rated") for Contracts depending on the total number of Participants, the sum of all Participant's Individual Account values and/or anticipated present or future expense levels. Hartford Life, in its discretion, may experience rate a Contract (either prospectively or retrospectively) by: (1) reducing the amount or term of any applicable contingent deferred sales charge, (2) reducing the amount of, or waiving the Annual Contract Fee, (3) reducing the Transfer Fee, (4) reducing the mortality, expense and administrative risk charges, or (5) by any combination of the above. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contractholders/Participants funded by DC-II. Experience rating credits have been given on certain cases.

How much are the deductions for Premium Taxes on these Contracts?

   A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 3.50%. On any Contract subject to a Premium Taxes, Hartford Life will pay the taxes when imposed by the applicable taxing authorities. Hartford Life, at its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.


What charges are made by the Funds?

   Deductions are made from the assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks charges and expenses and all other aspects of their operation is contained in the accompanying Prospectuses for the Funds.


Are there any other deductions?

   Participants may transfer monies between or among Sub-Accounts up to 12 times per Participant Contract Year. Such transfers may be subject to charge of $5.00 for each transfer made in excess of 12 per Participant Contract Year.

                  HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS

What is Hartford Life?

   Hartford Life was originally incorporated under the laws of Massachusetts on June 5, 1902. It was subsequently redomiciled to Connecticut. It is a stock life insurance company engaged in the business of writing health and life insurance, both ordinary and group, in all states of the United States and the District of Columbia. The offices of Hartford Life are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford CT 06104-2999. Hartford Life is ultimately 100% owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire is a subsidiary of ITT Corporation.


   Hartford Life is rated A+ (superior) by A.M. Best and Company, Inc. on the basis of its financial soundness and operating performance. Hartford Life has an AA+ rating from Standard and Poor's and Duff and Phelps' highest rating (AAA) on the basis of its claims-paying ability.


   These ratings do not apply to the performance of DC-II. However, the contractual obligations under this variable annuity are the general corporate obligations of Hartford Life. These ratings do apply to Hartford Life's ability to meet its insurance obligations under the Contracts.

What are the Funds?


   Hartford Stock Fund, Inc. was organized on March 11, 1976. The Responsively Invested Balanced Fund (formerly Socially Responsive Fund) is a series of the Acacia Capital Corporation, which was incorporated on September 27, 1982. Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc. and HVA Money
   Market Fund were all organized on December 1, 1982. Hartford Index Fund, Inc. was organized on May 16, 1983. Hartford Capital Appreciation Fund,
   Inc. was organized on September 20, 1983.  Hartford Mortgage Securities
   Fund, Inc. was organized on October 5, 1984. Hartford International Opportunities Fund, Inc. was organized on January 25, 1990. Hartford
   Dividend and Growth Fund, Inc. was organized on March 16, 1994. All of the Funds were incorporated under the laws of the State of Maryland and are collectively referred to as the "Funds."

   TCI Advantage and TCI Growth Funds ("TCI Funds") are separate series of shares issued by TCI Portfolios, Inc. ("TCIP"), a corporation organized under the laws of the state of Maryland. TCIP is a registered, diversified, open-ended investment management company under the Investment Company Act of 1940.

   The Fidelity Funds involve two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The Growth Portfolio and Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The Asset Manager Portfolio and Contrafund Portfolio is a portfolio of the Variable Insurance Products Fund II. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund.

The investment objectives of each of the Funds are as follows:

HARTFORD FUNDS

HARTFORD ADVISERS FUND, INC.

To achieve maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments. The investment adviser will vary the investments of the Fund among equity and debt securities and money market instruments depending upon its analysis of market trends. Total rate of return consists of current income, including dividends, interest and discount accruals and capital appreciation.

HARTFORD CAPITAL APPRECIATION FUND, INC. (formerly Hartford Aggressive Growth Fund, Inc.)


To achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


HARTFORD BOND FUND, INC.

To achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities.

HARTFORD DIVIDEND AND GROWTH FUND, INC.


To seek a high level of current income consistent with growth of capital and reasonable investment risk by investing primarily in equity securities and securities convertible into equity securities.


HARTFORD INDEX FUND, INC.

To provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither sponsored by, nor affiliated with, Standard & Poor's Corporation.

HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

To achieve long-term total return consistent with prudent investment risk through investment primarily in equity securities issued by foreign companies.

HARTFORD MORTGAGE SECURITIES FUND, INC.

To achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association ("GNMA").


RESPONSIBLY INVESTED BALANCED FUND (Calvert Responsibly Invested Balanced Fund Series, Acacia Capital Corporation) (formerly Socially Responsive Fund)

To seek growth of capital through investments in enterprises which make a significant contribution to society through products and services and through the way they do business. The Fund invests in a portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.


HARTFORD STOCK FUND, INC.

To achieve long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing in equity-type securities.


HVA MONEY MARKET FUND, INC.

To achieve maximum current income consistent with liquidity and preservation of capital by investing in money market securities.

TCI FUNDS

TCI PORTFOLIOS, INC., TCI ADVANTAGE

To seek current income and capital growth by investing in short-term securities of the U.S. Government or by its agencies or instrumentalities, as well as fixed income government securities and equity securities.

TCI PORTFOLIOS, INC., TCI GROWTH

To seek capital growth over time by investing primarily in common stocks that are considered by the investment manager to have better-than-average prospects for appreciation.

FIDELITY FUNDS

FIDELITY INVESTMENTS VIP II ASSET MANAGER PORTFOLIO

To seek high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

FIDELITY INVESTMENTS VIP II CONTRAFUND PORTFOLIO

To seek long term capital appreciation through purchase of equity securities of domestic or foreign companies that are undervalued due to an overly pessimistic appraisal by the public.

FIDELITY INVESTMENTS VIP GROWTH PORTFOLIO

To seek capital appreciation primarily through purchase of common stocks, although its investments are not restricted to any one type of security, and may pursue capital appreciation through the purchase of bonds and preferred stocks.

FIDELITY INVESTMENTS VIP OVERSEAS PORTFOLIO

To seek long term capital appreciation by investing primarily in foreign securities whose principal business activities are outside of the United States.

ALL FUNDS


The Hartford Funds are available only to serve as the underlying investment for the variable annuity contracts and variable life insurance Contracts issued by Hartford Life. The TCI Funds and Fidelity Funds are made available as the underlying investment for the Contracts, as well as for other variable life and variable annuity products.


It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford Life and the Funds do not currently foresee any such disadvantages either to variable annuity Contractholders or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contractholders and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contractholders would not bear any expenses attendant to the establishment of such separate funds.

Shares of the Responsively Invested Balanced Fund, a series of Acacia Capital Corporation, which is unaffiliated with Hartford Life, are offered to other unaffiliated separate accounts. Hartford Life and the Board of Trustees of Acacia Capital Corporation intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.


Shares of the TCI Funds and the Fidelity Funds are offered to other unaffiliated separate accounts.


Hartford Life reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford Life also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.

HARTFORD FUNDS


The Hartford Investment Management Company ("HIMCO") has been serving as investment manager or adviser to each of the Hartford Funds. In addition, Wellington Management Company ("Wellington") has served as sub-investment adviser to certain of the Hartford Funds since August 1984.


HIMCO serves as investment manager for Hartford Advisers, Hartford Capital Appreciation, Hartford Dividend and Growth, Hartford International Opportunities and Hartford Stock Funds pursuant to an Investment Management Agreement between each. Wellington serves as sub-investment adviser to each of these funds pursuant to a Sub-Investment Advisory Agreement between Wellington and HIMCO on behalf of each fund.


HIMCO serves as the investment adviser to Hartford Bond, Hartford Index, Hartford Mortgage Securities and HVA Money Market Funds pursuant to an Investment Advisory Agreement between these funds and HIMCO.


The Calvert Asset Management Company serves as investment adviser and United States Trust Company of Boston serves as sub-investment adviser to the Responsively Invested Balanced Fund.


TCI FUNDS

The TCI Funds are managed by Investors Research Corporation ("Investors Research"), whose principal business address is 4500 Main Street, Kansas City, Missouri.


FIDELITY FUNDS

The Fidelity Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.


A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operations is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing, and in the Funds' Statement of Additional Information which may be ordered from Hartford Life.

Does Hartford Life have any interest in the Funds?

   At December 31, 1994, certain Hartford Life group pension Contracts held direct interest in shares as follows:

                                                                   Percent of
                                                         Shares    Total Shares
                                                         ------    ------------
   Hartford Advisers Fund, Inc.                        10,709,364      0.56%
   Hartford Capital Appreciation Fund, Inc.             5,313,800      1.31%
   Hartford Index Fund, Inc.                            9,462,900      9.14%
   Hartford International Opportunities Fund, Inc.      5,547,408      1.16%
   Hartford Mortgage Securities Fund, Inc.             16,249,689      5.26%
   Hartford Stock Fund, Inc.                               65,899      0.02%


FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. General

   SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

   It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford Life's understanding of current federal income tax laws as they are currently interpreted.

B. Hartford Life and Separate Account Two

   Separate Account Two is taxed as a part of Hartford Life which is taxed as a life insurance company in accordance with the Life Insurance Company Income Tax Act of 1959 (Part 1 of Subchapter L of the Code). No taxes are due on interest, dividends and short-term or long-term capital gains earned by Separate Account Two. The 1984 Tax Reform Act amended the federal income tax law so that Hartford Life is not subject to tax on long-term capital gains with respect to non-qualified Contracts. The 1984 Act eliminated the need to have a reserve for taxes.

C. Information Regarding Tax Qualified Plans

   THE TAX REFORM ACT OF 1986 AND TECHNICAL AND MISCELLANEOUS REVENUE ACT OF 1988 HAVE MADE SUBSTANTIAL CHANGES TO TAX FAVORED RETIREMENT PLANS. YOU SHOULD CONSULT YOUR TAX ADVISER TO FULLY ADDRESS ALL CHANGES OCCURRING AS A RESULT OF THE TAX REFORM ACT AND THEIR EFFECT ON QUALIFIED PLANS.

   1. Contributions

      a. Tax Sheltered Annuity Plans for Public School Teachers and Employers and Employees of Certain Tax-Exempt Organizations

          Contributions to tax sheltered annuity plans (described in Section 403(a) and 403(b) of the Code) by employers are not includable within the employee's income to the extent those contributions do not exceed the lesser of $9,500 or the exclusion allowance. Generally, the exclusion allowance is equal to 20% of the employee's includable compensation for his most recent full year of employment multiplied by the number of years of his service, less the aggregate amount contributed by the employer for Annuity Contracts which were not included within the gross income of the employee for any prior taxable year. There are special provisions which may allow an employee of an educational institution, a hospital or a home health service agency to elect an overall limitation different from the limitation described above.

      b.  Individual Retirement Annuities ("IRAs")

          Individuals may contribute and deduct the lesser of $2,000 or 100 percent of their compensation to an IRA. In the case of a spousal IRA, the maximum deduction is the lesser of $2,250 or 100 percent of compensation. The deduction for contributions is phased out between $40,000 and $50,000 of adjusted gross income (AGI) for a married individual (and between $25,000 and $35,000 for single individuals) if either the individual or his or her spouse is an active Participant in any Section 401(a), 403(a), 403(b) or 408(k) plan regardless of whether the individual's interest is vested.

          To the extent deductible contributions are not allowed, individuals may make designated non-deductible contributions to an IRA, subject to the above limits. Amounts may also be rolled over from a qualified retirement plan.

   2. Distributions

      Annuity payments made under the Contracts are taxable under Section 72 of the Code as ordinary income, in the year of receipt, to the extent that they exceed the "excludable amount." The investment in the Contract is normally the aggregate amount of the contributions made by or on behalf of an employee which were included as a part of his taxable income and not deducted. Thus, annual contributions deducted for an IRA are not included in the investment in the Contract. The employee's investment in the Contract is divided by the expected number of payments to be made under the Contract. The amount so computed constitutes the "excludable amount," which is the amount of each annuity payment considered a return of investment in each year and, therefore, not taxable. Once the employee's investment in the Contract is recouped, the full amount of each payment will be fully taxable. If the employee dies prior to recouping his or her investment in the Contract, a deduction is allowed for the last taxable year. The rules for determining the excludable amount are contained in
      Section 72 of the Code.

      Generally, distributions or withdrawals prior to age 59 1/2 may be subject to an additional income tax of 10% of the amount includable in income. This additional tax does not apply to distributions made after the employee's death, on account of disability, and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55 and certain distributions for eligible medical expenses. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).

      The taxation of withdrawals and other distributions varies depending on the type of distribution and the type of plan from which the distribution is made. With respect to the tax sheltered annuity Contracts under
      Section 403(b), contributions to the Contract made after December 31, 1988 and any increases in cash values after that date may not be distributed prior to attaining age 59 1/2, separation from service, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship.

      Generally, in order to avoid a penalty tax, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Participant attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the lives or life expectancies of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. With respect to a Section 403(b) plan, this account balance is based upon earnings and contributions after December 31, 1986. In addition, minimum distribution incidental benefit rules may require a larger annual distribution based upon dividing the account balance by a factor promulgated by the IRS which ranges from 26.2 (at age
      70) to 1.8 (at age 115). Special rules apply to require that distributions be made to Beneficiaries after the death of the Participant. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the Internal Revenue Service for failure to make such distribution.

      The withholding rules described in Section D below are applicable to distributions from Tax Sheltered Annuities except that a distribution which consists of the balance to the credit of an employee from a plan described in Code Section 403(a) within one taxable year of the recipient is subject to income tax withholding at a rate derived from a table published by the Internal Revenue Service.

D. Federal Income Tax Withholding

   That portion of a distribution from a Tax Sheltered Annuity which is taxable income to the recipient is subject to federal income tax withholding, pursuant to Section 3405 of the Internal Revenue Code. The application of this provision is summarized below:

   1. Eligible Rollover Distributions

      a. The Unemployment Compensation Amendments Act of 1992 requires that federal income taxes be withheld from certain distributions from tax-qualified retirement plans and from tax-sheltered annuities under
          Section 403(b). These provisions DO NOT APPLY to distributions from individual retirement annuities under section 408.

      b. If any portion of a distribution is an "eligible rollover distribution", the law requires that 20% of that amount be withheld. This amount is sent to the IRS as withheld income taxes. The following types of payments DO NOT constitute an eligible rollover distribution (and, therefore, the mandatory withholding rules will not apply):

      -   the non-taxable portion of the distribution;
      - distributions which are part of a series of equal (or substantially equal) payments made at least annually for your lifetime (or your life expectancy), or your lifetime and your Beneficiary's lifetime (or life expectancies), or for a period of ten years or more.
      - required minimum distributions made pursuant to section 401(a)(9) of the IRC.
      - corrective distribution for deferrals in excess of applicable IRS limits.

      c. However, these mandatory withholding requirements do not apply in the event of all or a portion of any eligible rollover distribution is paid in a "direct rollover". A direct rollover is the direct payment of an eligible rollover distribution or portion thereof to an individual retirement arrangement or annuity (IRA) or to another qualified employer plan. IF A DIRECT ROLLOVER IS ELECTED, NO INCOME TAX WILL BE WITHHELD.

      d. If any portion of a distribution is not an eligible rollover distribution but is taxable, the mandatory withholding rules described above do not apply. In this case, the voluntary withholding rules described below apply.

   2. Non-Eligible Rollover Distributions

      a.  Non-Periodic Distributions

          The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested.

      b. Periodic Distributions (distributions payable over a period greater than one year)

          The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E. Diversification Requirements


   Section 817 of the Code provides that a variable annuity Contract (other than a pension plan Contract) will not be treated as an annuity for any period during which the investments made by the separate account or underlying the contract are not adequately diversified in accordance with regulations prescribed by the Treasury. If a Contract is not treated as an annuity, the Contractholder will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, generally require that no more than 55% of the value of the total assets of the segregated asset account (such as the Funds) underlying a variable annuity contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension policy owners will be subject to current tax on the increase in cash value in the policy.

   A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to need the diversification standards, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or contract holder must agree to pay the tax due for the period during which the diversification standards were not met.


F. Non-Natural Persons, Corporations

   The annual increase in the value of the Contract is currently includable in gross income of a non-natural person. There is an exception for annuities held by structured settlement companies and annuities held by an employer with respect to a terminated pension plan. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

                                  MISCELLANEOUS

What are my voting rights?

   Hartford Life shall notify the Contractholder of any Fund shareholders' meeting if the shares held for the Contractholder's accounts may be voted at such meetings. Hartford Life shall also send proxy materials and a form of instruction by means of which the Contractholder can instruct Hartford Life with respect to the voting of the Fund shares held for the Contractholder's account. In connection with the voting of Fund shares held by it, Hartford Life shall arrange for the handling and tallying of proxies received from Contractholders. Hartford Life as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford Life will, however, vote the Fund shares held by it in accordance with the instructions received from the Contractholders for whose accounts the Fund shares are held. If a Contractholder desires to attend any meeting at which shares held for the Contractholder's benefit may be voted, the Contractholder may request Hartford Life to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contractholder's account. In the event that the Contractholder gives no instructions or leaves the manner of voting discretionary, Hartford Life will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.

   Every Participant under a Contract issued with respect to DC-II who has a full (100%) vested interest under a group Contract, shall receive proxy material and a form of instruction by which Participants may instruct the Contractholder with respect to the number of votes attributable to his individual participation under a group Contract.

   A Contractholder or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contractholder has voting rights throughout the life of the Contract. The vested Participant has voting rights for as long as participation in the Contract continues. Voting rights attach only to interests under DC-II.

   During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

Will other Contracts be participating in the Separate Account?

   In addition to the Contracts described in this Prospectus, other forms of group annuities are sold providing benefits which vary in accordance with the investment experience of Separate Account.

How are the Contracts sold?

   Hartford Equity Sales Company, Inc. ("HESCO") currently serves as Principal Underwriter for the securities issued with respect to DC-II. Hartford Securities Distribution Company, Inc. ("HSD") will replace HESCO as principal underwriter upon approval by the Commission, the National Association of Securities Dealers, Inc. ("NASD") and applicable state regulatory authorities.


   Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life. The principal business address of HESCO and HSD is the same as Hartford Life, 200 Hopmeadow Street, Simsbury, Connecticut.


   The securities will be sold by salespersons of HESCO, and subsequently, HSD, who represent Hartford Life as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HESCO, and subsequently HSD.

   HESCO is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD. HSD will be registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and will become a member of the NASD.

   Compensation will be paid by Hartford Life to registered representatives for the sale of Contracts up to a maximum of 5.0% on Contributions and .50% on Participant's Individual Account values. Sales compensation may be reduced.

Who is the custodian of the Separate Account's assets?

   Hartford Life is the custodian of the Separate Account's assets.

Are there any material legal proceedings affecting the Separate Account?

   No.

Are you relying on any experts as to any portion of this Prospectus?


   The financial statements and schedules included in this statement of additional information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. Reference is made to said report of Hartford Life Insurance Company (the depositor), which includes an explanatory paragraph with respect to the adoption of new accounting standards changing the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benefits.

How may I get additional information?

   Inquiries will be answered by calling your representative or by writing:

     Hartford Life Insurance Company
     ATTN:  RPVA Administration
     P.O. Box 2999
     Hartford, CT  06104-2999

                                TABLE OF CONTENTS
                                       FOR
                       STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                     PAGE
-------                                                                     ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . .

ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .

A.  Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .
B.  Electing the Annuity Commencement Date and Form of Annuity . . . . . . .
C.  Optional Annuity Forms . . . . . . . . . . . . . . . . . . . . . . . . .
OPTION 1:  Life Annuity. . . . . . . . . . . . . . . . . . . . . . . . . . .
OPTION 2:  Life Annuity With 120, 180 or 240 Monthly Payments Certain. . . .
OPTION 3:  Unit Refund Life Annuity. . . . . . . . . . . . . . . . . . . . .
OPTION 4:  Joint and Last Survivor Annuity . . . . . . . . . . . . . . . . .
OPTION 5:  Payments for a Designated Period. . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .

This form must be completed for all tax-sheltered annuities.


                     SECTION 403(B)(11) ACKNOWLEDGMENT FORM


The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

   a.  attained age 59 1/2

   b.  terminated employment

   c.  died, or

   d.  become disabled.

Distributions of post December 31, 1988 contributions may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

   Hartford Life Insurance Company
   Attn:  RPVA Administration
   P.O. Box 2999
   Hartford, CT 06104-2999

 ............................................

Name of Contractholder/Participant
Address
City or Plan/School District
Date:

                               --------------------


To Obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company
     Attn: RPVA Administration
     P.O. Box 2999
     Hartford, CT 06104-2999




Please send a Statement of Additional Information for the Separate Account Two (DC Variable Account II) to me at the following address:


_________________________________
Name


__________________________________
Address


__________________________________
City/State                Zip Code


                               --------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY

                  SEPARATE ACCOUNT TWO (DC VARIABLE ACCOUNT II)


                   Group Variable Annuity Contracts Issued by
                         Hartford Life Insurance Company
                              With Respect to DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999.






Date of Prospectus:

Date of Statement of Additional Information:

                                TABLE OF CONTENTS

SECTION                                                                     PAGE

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . .

ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . .

  A.   Annuity Payments. . . . . . . . . . . . . . . . . . .

  B.   Electing the Annuity Commencement Date and Form of Annuity

  C.   Optional Annuity Forms. . . . . . . . . . . . . . . .

       OPTION 1:  Life Annuity . . . . . . . . . . . . . . .

       OPTION 2:  Life Annuity With 120, 180 or 240 Monthly Payments Certain

       OPTION 3:  Unit Refund Life Annuity . . . . . . . . .

       OPTION 4:  Joint and Last Survivor Annuity. . . . . .

       OPTION 5:  Designated (Fixed) Period Annuity. . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . .

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford Life") was originally incorporated under the laws of Massachusetts on June 5, 1902. It was subsequently redomiciled to Connecticut. It is a stock life insurance company engaged in the business of writing health and life insurance, both ordinary and group, in all states of the United States and the District of Columbia. The offices of Hartford Life are located in Simsbury, Connecticut; however its mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. Hartford Life is ultimately 100% owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation.

At December 31, 1994, certain Hartford Life group pension contracts held direct interest in shares as follows:

                                                                    Percent of
                                                        Shares      Total Shares
                                                        ------      ------------

 Hartford Advisers Fund, Inc.                         10,709,364        0.56%
 Hartford Capital Appreciation Fund, Inc.              5,313,800        1.31%
 Hartford Index Fund, Inc.                             9,462,900        9.14%
 Hartford International Opportunities Fund, Inc.       5,547,408        1.16%
 Hartford Mortgage Securities Fund, Inc.              16,249,689        5.26%
 Hartford Stock Fund, Inc.                                65,899        0.02%

                              SAFEKEEPING OF ASSETS

Hartford Life holds the assets of the Separate Account in its custody for safekeeping and performs those services normally performed by a custodian.

                         INDEPENDENT PUBLIC ACCOUNTANTS


The financial statements and schedules included in this statement of additional information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. Reference is made to said report of Hartford Life Insurance Company (the depositor), which includes an explanatory paragraph with respect to the adoption of new accounting standards changing the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benefits.

                            DISTRIBUTION OF CONTRACTS

Hartford Equity Sales Company, Inc. ("HESCO") currently serves as Principal Underwriter for the securities issued with respect to the Separate Account. Hartford Securities Distribution Company, Inc. ("HSD") will replace HESCO as principal underwriter upon approval by the Commission, the National Association of Securities Dealers, Inc. ("NASD") and applicable state regulatory authorities.

Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as Hartford Life Insurance Company.

The securities will be sold by salespersons of HESCO, and subsequently, HSD, who represent Hartford Life as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HESCO, and subsequently HSD.

HESCO is registered with the Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD. HSD will be registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and will become a member of the NASD.

Compensation will be paid by Hartford Life to registered representatives for the sale of contracts up to a maximum of 5.0% on Contributions and .50% on Participant's Individual Account values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.

ANNUITY PERIOD

A.   Annuity Payments

     Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the contracts which reflects the age of the Annuitant and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments will be no less than those calculated at rates based on the annuity tables contained in the contracts.

     The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Contracts," in the Prospectus).

     The Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the payments will vary with the investment experience of the Fund shares selected.

                Illustration of Calculation of Annuity Unit Value
                -------------------------------------------------

       1. Net Investment Factor for period . . . . . . . . . . . . .     .000498
       2. Adjustment for 4% Assumed Rate of Net Investment Return. .     .999892
       3. 2x(1+1.000000) . . . . . . . . . . . . . . . . . . . . . .    1.000390
       4. Annuity Unit value, beginning of period. . . . . . . . . .     .995995
       5. Annuity Unit value, end of period (3x4). . . . . . . . . .     .996383

B.   Electing the Annuity Commencement Date and Form of Annuity

     Depending on the Contract involved, the Contract Owner or Participant selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity option. The Annuity Commencement Date may not be deferred beyond the Participant's 75th birthday. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will be made on the first business day of each month.

     The contracts contain the five optional Annuity forms described below, which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford Life reserves the right to begin Annuity payments at age 65 under Option 2 with 120 monthly payments certain.

     When an Annuity is purchased for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

     The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20.00, Hartford Life has the right to change the frequency of payment to such intervals as will result in payments of at least $20.00.

C.   Optional Annuity Forms

     OPTION 1:  Life Annuity

     A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. Life Annuity Options (Options 1-4) offers the maximum level of monthly payments of any of the options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

     It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

  *  OPTION 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

     This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Participant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

                        Illustration of Annuity Payments
                         Individual Age 65, Life Annuity
                            With 120 Payments Certain
                            -------------------------

     1. Net amount applied . . . . . . . . . . . . . . . . . . .   13,978.25
     2. Initial monthly income per $1,000 of payment applied . .        5.93
     3. Initial monthly payment (1x2/1,000). . . . . . . . . . .       82.89
     4. Annuity Unit value . . . . . . . . . . . . . . . . . . .         .953217
     5. Number of monthly Annuity Units (3DIVIDED BY4) . . . . .       86.959
     6. Assume Annuity Unit value for second month equal to. . .         .963723
     7. Second monthly payment (6x5) . . . . . . . . . . . . . .       83.80
     8. Assume Annuity Unit value for third month equal to . . .         .964917
     9. Third month payment (8x5). . . . . . . . . . . . . . . .       83.91

     For the purpose of this illustration, purchase is assumed to have been made on the 5th business day preceding the first payment date. In determining the second and subsequent payments the annuity unit value of the 5th business day preceding the annuity due date is used.

  *  OPTION 3: Unit Refund Life Annuity

     This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                      total amount applied under the option
                        at the Annuity Commencement Date
     (a) =
           ------------------------------------------------------------
               Annuity Unit value at the Annuity Commencement Date

     (b) = number of Annuity Units represented   x   number of monthly
           by monthly Annuity payment made           Annuity payments made

     The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford Life.

     For example, if $20,000 were applied to the purchase of an Annuity under this option, the value of an Annuity Unit was $1.25 on the Annuity Commencement Date, the number of Annuity Units represented by each monthly payment was 91.68 (the number applicable to an individual electing this option to commence at age 65), 60 monthly Annuity payments were made prior to the date of death, and the value of an Annuity Unit on the date of receipt of proof of an Annuitant's death was $1.50, the amount paid to the Beneficiary would be $15,748.80, computed as follows:

     $20,000      (91.68 x 60) = 10,499.200
     -------   -
      $1.25

                or

     16,000.000 - 5,500.800 = 10,499.200
     10,499.200 x $1.50 = $15,748.80

     OPTION 4: Joint and Last Survivor Annuity

     An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

     It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

  *  OPTION 5:  Payments for a Designated Period

     An amount payable monthly for the number of years. Under most group contracts, the minimum number of years is three.

     In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford Life.

     Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

     Surrenders under Option 5 will be subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges (see "How do I select an Annuity Commencement Date and Form of Annuity?" in the Prospectus.)

     *On Qualified Plans, Options 2, 3 and 5 are available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford Life.

                         CALCULATION OF YIELD AND RETURN


YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense and contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The Money Market Fund Sub-Account yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.



The current yield and effective yield reflect recurring charges on the Separate Account level, including the maximum Annual Contract Fee.

Money Market Fund Sub-Account

The yield and effective yield for the seven day period ending December 31, 1994 is as follows:


                         ($30 Annual Contract Fee)

Yield                    3.87%
Effective Yield          3.95%


YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual funds "net asset value per share" for the same period in addition to the daily expense charged assessed, at the sub-account level for the respective period. The Bond Fund and Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund and Mortgage Securities Fund.

The yield reflects recurring charges on the Separate Account level, including the Annual Contract Fee.

The Bond and Mortgage Securities Fund Sub-Accounts' yield will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

Bond Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's contract over the base period. The following is the method used to determine the yield for the 30 day period ended December 31, 1994.

Example:

Current Yield Formula for the Sub-Account   2*[((A-B)/(C*D) + 1) (6) - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

          Yield = 5.87%

Mortgage Securities Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30 days period ended December 31, 1994.

Example:

Current Yield Formula for the Sub-Account      2*[((A-B)/(C*D) + 1)(6) - 1]
Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

          Yield = 6.51%

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The manner in which total return and yield will be calculated for public use is described above. The following table summarizes the calculation of total return and yield for each Sub-Account, where applicable, through December 31, 1994.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Separate Account Two and to the Owners of Units of Interest therein:


We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31,
1994, and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1994, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.


Hartford, Connecticut
February 10, 1995                                            Arthur Andersen LLP

                              SEPARATE ACCOUNT TWO

                        HARTFORD LIFE INSURANCE COMPANY
                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 1994

                                                                                               U.S.
                                                                                            GOVERNMENT
                                                                    MONEY      ADVISERS    MONEY MARKET
                                      BOND FUND     STOCK FUND   MARKET FUND     FUND          FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------  ------------  -----------  -----------  -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares 172,229,725
    Cost $ 176,180,319
    Market Value...................  $159,488,170       --           --           --            --
  Hartford Stock Fund, Inc.
    Shares 230,631,116
    Cost $ 615,215,162
    Market Value...................       --       $646,103,848      --           --            --
  HVA Money Market Fund, Inc.
    Shares 241,684,272
    Cost $ 241,684,272
    Market Value...................       --            --       $241,684,272     --            --
  Hartford Advisers Fund, Inc.
    Shares  1,125,337,358
    Cost   $1,820,221,520
    Market Value...................       --            --           --       $1,801,079,934      --
  Hartford U.S. Government Money
    Market Fund, Inc.
    Shares   1,211,232
    Cost$    1,211,232
    Market Value...................       --            --           --           --        $ 1,211,232
  Hartford Aggressive Growth Fund,
    Inc.
    Shares 221,151,687
    Cost $ 581,410,587
    Market Value...................       --            --           --           --            --
  Hartford Mortgage Securities
    Fund, Inc.
    Shares 216,900,409
    Cost $ 233,653,118
    Market Value...................       --            --           --           --            --
  Hartford Index Fund, Inc.
    Shares  62,005,461
    Cost $  85,135,111
    Market Value...................       --            --           --           --            --
  Hartford International
    Opportunities Fund, Inc.
    Shares 255,913,841
    Cost $ 287,607,489
    Market Value...................       --            --           --           --            --
  Hartford Dividend and Growth
    Fund, Inc.
    Shares  30,033,209
    Cost $  30,342,155
    Market Value...................       --            --           --           --            --
  Calvert Socially Responsive
    Series, Inc.
    Shares     688,923
    Cost $     985,530
    Market Value...................       --            --           --           --            --
  Smith Barney Shearson Daily
    Dividend Fund, Inc.
    Shares     645,916
    Cost $     645,916
    Market Value...................       --            --           --           --            --
  Smith Barney Shearson
    Appreciation Fund, Inc.
    Shares      11,551
    Cost$       74,714
    Market Value...................       --            --           --           --            --
  Smith Barney Shearson Government
    and Agencies Fund
    Shares      48,101
    Cost$       48,101
    Market Value...................       --            --           --           --            --
  Dividends Receivable.............       --            --           --           --            --
  Due from Hartford Life Insurance
    Company........................        67,001       493,463      --           694,443         9,658
  Receivable from fund shares
    sold...........................       --            --           416,033      --            --
                                     ------------  ------------  -----------  -----------  -------------
  Total Assets.....................   159,555,171   646,597,311  242,100,305  1,801,774,377    1,220,890
                                     ------------  ------------  -----------  -----------  -------------
LIABILITIES:
  Due to Hartford Life Insurance
    Company........................       --            --           411,062      --            --
  Payable for fund shares
    purchased......................        67,024       494,846      --           693,465         9,289
                                     ------------  ------------  -----------  -----------  -------------
  Total Liabilities................        67,024       494,846      411,062      693,465         9,289
                                     ------------  ------------  -----------  -----------  -------------
  Net Assets (variable annuity
    contract liabilities)..........  $159,488,147  $646,102,465  $241,689,243 $1,801,080,912  $ 1,211,601
                                     ------------  ------------  -----------  -----------  -------------
                                     ------------  ------------  -----------  -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                           MORTGAGE                                          DIVIDEND
                                         AGGRESSIVE       SECURITIES                     INTERNATIONAL      AND GROWTH
                                         GROWTH FUND         FUND       INDEX FUND     OPPORTUNITIES FUND      FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                       ---------------   ------------  -------------   ------------------   -----------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares 172,229,725
    Cost $ 176,180,319
    Market Value...................          --              --             --               --                 --
  Hartford Stock Fund, Inc.
    Shares 230,631,116
    Cost $ 615,215,162
    Market Value...................          --              --             --               --                 --
  HVA Money Market Fund, Inc.
    Shares 241,684,272
    Cost $ 241,684,272
    Market Value...................          --              --             --               --                 --
  Hartford Advisers Fund, Inc.
    Shares  1,125,337,358
    Cost   $1,820,221,520
    Market Value...................          --              --             --               --                 --
  Hartford U.S. Government Money
    Market Fund, Inc.
    Shares   1,211,232
    Cost$    1,211,232
    Market Value...................          --              --             --               --                 --
  Hartford Aggressive Growth Fund,
    Inc.
    Shares 221,151,687
    Cost $ 581,410,587
    Market Value...................       $632,467,289       --             --               --                 --
  Hartford Mortgage Securities
    Fund, Inc.
    Shares 216,900,409
    Cost $ 233,653,118
    Market Value...................          --          $213,512,425       --               --                 --
  Hartford Index Fund, Inc.
    Shares  62,005,461
    Cost $  85,135,111
    Market Value...................          --              --         $94,384,095          --                 --
  Hartford International
    Opportunities Fund, Inc.
    Shares 255,913,841
    Cost $ 287,607,489
    Market Value...................          --              --             --            $300,880,462          --
  Hartford Dividend and Growth
    Fund, Inc.
    Shares  30,033,209
    Cost $  30,342,155
    Market Value...................          --              --             --               --             $29,855,712
  Calvert Socially Responsive
    Series, Inc.
    Shares     688,923
    Cost $     985,530
    Market Value...................          --              --             --               --                 --
  Smith Barney Shearson Daily
    Dividend Fund, Inc.
    Shares     645,916
    Cost $     645,916
    Market Value...................          --              --             --               --                 --
  Smith Barney Shearson
    Appreciation Fund, Inc.
    Shares      11,551
    Cost$       74,714
    Market Value...................          --              --             --               --                 --
  Smith Barney Shearson Government
    and Agencies Fund
    Shares      48,101
    Cost$       48,101
    Market Value...................          --              --             --               --                 --
  Dividends Receivable.............          --              --             --               --                 --
  Due from Hartford Life Insurance
    Company........................            670,264       --             --                 34,067          169,314
  Receivable from fund shares
    sold...........................          --               72,115        122,769          --                 --
                                       ---------------   ------------  -------------   ------------------   -----------
  Total Assets.....................        633,137,553   213,584,540     94,506,864       300,914,529       30,025,026
                                       ---------------   ------------  -------------   ------------------   -----------
LIABILITIES:
  Due to Hartford Life Insurance
    Company........................          --               67,937        122,812          --                 --
  Payable for fund shares
    purchased......................            668,624       --             --                 34,906          169,722
                                       ---------------   ------------  -------------   ------------------   -----------
  Total Liabilities................            668,624        67,937        122,812            34,906          169,722
                                       ---------------   ------------  -------------   ------------------   -----------
  Net Assets (variable annuity
    contract liabilities)..........       $632,468,929   $213,516,603   $94,384,052       $300,879,623      $29,855,304
                                       ---------------   ------------  -------------   ------------------   -----------
                                       ---------------   ------------  -------------   ------------------   -----------

                                                                                    SMITH
                                                          SMITH                    BARNEY
                                                         BARNEY        SMITH      SHEARSON
                                                        SHEARSON      BARNEY     GOVERNMENT
                                                          DAILY      SHEARSON        AND
                                        SOCIALLY        DIVIDEND    APPRECIATION  AGENCIES
                                     RESPONSIVE FUND      FUND         FUND         FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ---------------   -----------  -----------  -----------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares 172,229,725
    Cost $ 176,180,319
    Market Value...................       --              --            --         --
  Hartford Stock Fund, Inc.
    Shares 230,631,116
    Cost $ 615,215,162
    Market Value...................       --              --            --         --
  HVA Money Market Fund, Inc.
    Shares 241,684,272
    Cost $ 241,684,272
    Market Value...................       --              --            --         --
  Hartford Advisers Fund, Inc.
    Shares  1,125,337,358
    Cost   $1,820,221,520
    Market Value...................       --              --            --         --
  Hartford U.S. Government Money
    Market Fund, Inc.
    Shares   1,211,232
    Cost$    1,211,232
    Market Value...................       --              --            --
  Hartford Aggressive Growth Fund,
    Inc.
    Shares 221,151,687
    Cost $ 581,410,587
    Market Value...................       --              --            --         --
  Hartford Mortgage Securities
    Fund, Inc.
    Shares 216,900,409
    Cost $ 233,653,118
    Market Value...................       --              --            --         --
  Hartford Index Fund, Inc.
    Shares  62,005,461
    Cost $  85,135,111
    Market Value...................       --              --            --         --
  Hartford International
    Opportunities Fund, Inc.
    Shares 255,913,841
    Cost $ 287,607,489
    Market Value...................       --              --            --         --
  Hartford Dividend and Growth
    Fund, Inc.
    Shares  30,033,209
    Cost $  30,342,155
    Market Value...................       --              --            --         --
  Calvert Socially Responsive
    Series, Inc.
    Shares     688,923
    Cost $     985,530
    Market Value...................    $   992,739        --            --         --
  Smith Barney Shearson Daily
    Dividend Fund, Inc.
    Shares     645,916
    Cost $     645,916
    Market Value...................       --           $ 645,916        --         --
  Smith Barney Shearson
    Appreciation Fund, Inc.
    Shares      11,551
    Cost$       74,714
    Market Value...................       --              --        $  117,210     --
  Smith Barney Shearson Government
    and Agencies Fund
    Shares      48,101
    Cost$       48,101
    Market Value...................       --              --            --       $48,101
  Dividends Receivable.............         31,623        --            --             8
  Due from Hartford Life Insurance
    Company........................          7,760        --            --         --
  Receivable from fund shares
    sold...........................       --               1,130            30       195
                                     ---------------   -----------  -----------  -----------
  Total Assets.....................      1,032,122       647,046       117,240    48,304
                                     ---------------   -----------  -----------  -----------
LIABILITIES:
  Due to Hartford Life Insurance
    Company........................       --               1,130            19       211
  Payable for fund shares
    purchased......................          7,784        --            --         --
                                     ---------------   -----------  -----------  -----------
  Total Liabilities................          7,784         1,130            19       211
                                     ---------------   -----------  -----------  -----------
  Net Assets (variable annuity
    contract liabilities)..........    $ 1,024,338     $ 645,916    $  117,221   $48,093
                                     ---------------   -----------  -----------  -----------
                                     ---------------   -----------  -----------  -----------

                              SEPARATE ACCOUNT TWO

                        HARTFORD LIFE INSURANCE COMPANY
                STATEMENT OF ASSETS & LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 1994

                                                                                 UNITS
                                                                                OWNED BY       UNIT        CONTRACT
                                                                              PARTICIPANTS    PRICE        LIABILITY
                                                                              ------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%.................................................       386,894  $ 3.081636  $     1,192,266
  Bond Fund Non-Qualified 1.00%.............................................     2,747,334    3.034781        8,337,557
  Bond Fund 1.25%...........................................................    85,397,157    1.606681      137,205,990
  Bond Fund .25%............................................................       130,046    1.048603          136,367
  Stock Fund Qualified 1.00%................................................     1,015,114    4.177385        4,240,521
  Stock Fund Non-Qualified 1.00%............................................     3,743,893    3.994491       14,954,948
  Stock Fund 1.25%..........................................................   248,563,344    2.180436      541,976,464
  Stock Fund .25%...........................................................     1,226,382    1.123066        1,377,308
  Money Market Fund Qualified 1.00%.........................................     1,193,859    2.261057        2,699,383
  Money Market Fund Non-Qualified 1.00%.....................................    14,166,909    2.262124       32,047,305
  Money Market Fund 1.25%...................................................   138,396,161    1.462471      202,400,371
  Money Market Fund .25%....................................................       186,512    1.064380          198,520
  Advisers Fund Qualified 1.00%.............................................     4,660,625    2.959828       13,794,648
  Advisers Fund Non-Qualified 1.00%.........................................    15,416,951    2.959828       45,631,522
  Advisers Fund 1.25%.......................................................   858,013,683    1.990804    1,708,137,073
  Advisers Fund .25%........................................................     1,344,430    1.088404        1,463,283
  U.S. Government Money Market Fund Qualified 1.00%.........................        20,769    1.810814           37,609
  U.S. Government Money Market Fund 1.25%...................................        48,432    1.408971           68,240
  Aggressive Growth Fund Qualified 1.00%....................................       938,226    4.368563        4,098,699
  Aggressive Growth Fund Non-Qualified 1.00%................................     2,983,029    4.366578       13,025,628
  Aggressive Growth Fund 1.25%..............................................   220,935,895    2.615288      577,810,995
  Aggressive Growth Fund .25%...............................................     2,691,355    1.233577        3,319,994
  Mortgage Securities Fund Qualified 1.00%..................................     1,431,871    2.084988        2,985,434
  Mortgage Securities Fund Non-Qualified 1.00%..............................    11,296,904    2.084988       23,553,908
  Mortgage Securities Fund 1.25%............................................   112,417,272    1.636791      184,003,579
  Mortgage Securities Fund .25%.............................................       105,417    1.037405          109,360
  Index Fund 1.25%..........................................................    50,799,238    1.749714       88,884,138
  Index Fund .25%...........................................................       205,039    1.099141          225,367
  International Opportunities Fund Qualified 1.00%..........................       556,691    1.194697          665,077
  International Opportunities Fund Non-Qualified 1.00%......................     2,439,349    1.194654        2,914,179
  International Opportunities Fund 1.25%....................................   246,259,349    1.181321      290,911,341
  International Opportunities Fund .25%.....................................     1,080,735    1.295734        1,400,346
  Dividend and Growth Fund Qualified 1.00%..................................        36,668    1.011382           37,085
  Dividend and Growth Fund Non-Qualified 1.00%..............................       335,338    1.011382          339,155
  Dividend and Growth Fund 1.25%............................................    29,145,963    1.009335       29,418,040
  Dividend and Growth Fund .25%.............................................        59,971    1.017552           61,024
  Smith Barney Shearson Daily Dividend, Inc. Qualified 1.00%................        96,101    2.458044          236,221
  Smith Barney Shearson Daily Dividend, Inc. Non-Qualified 1.00%............       161,059    2.543759          409,695
  Smith Barney Shearson Appreciation Fund, Inc. Qualified 1.00%.............        23,909    4.902844          117,221
  Smith Barney Shearson Government and Agencies, Inc. Qualified 1.00%.......        21,677    2.218682           48,093
                                                                                                        ---------------
  Sub-total Individual Sub-Accounts.........................................                              3,940,473,954
                                                                                                        ---------------
GROUP SUB-ACCOUNTS:
  Bond Fund Qualified 1.00% QP..............................................     1,668,221    3.609357        6,021,205
  Bond Fund 1.25% DCII......................................................     1,122,768    3.499674        3,929,323
  Bond Fund .15% DCII.......................................................       305,816    3.261226          997,336
  Stock Fund Qualified 1.00% QP.............................................     4,283,748    6.985679       29,924,886
  Stock Fund Qualified .825% QP.............................................     1,435,480    5.600682        8,039,665
  Stock Fund Non-Qualified 1.00% NQ.........................................        88,837    5.481096          486,923
  Stock Fund Non-Qualified .825% NQ.........................................       890,205    5.610519        4,994,510
  Stock Fund 1.25% DCII.....................................................     3,884,750    6.771260       26,304,653
  Stock Fund .15% DCII......................................................       858,147    5.201059        4,463,271
  Money Market Fund Qualified .375% QP......................................         2,095    2.802645            5,871
  Money Market Fund 1.25% DCII..............................................       905,063    2.511791        2,273,329
  Money Market Fund .15% DCII...............................................       265,801    2.416025          642,182
  Advisers Fund 1.25% DCII..................................................     8,279,212    2.875723       23,808,720
  Advisers Fund .15% DCII...................................................       528,996    3.268187        1,728,857
  U.S. Government Money Market Fund 1.25% DCII..............................       483,107    1.758459          849,524
  U.S. Government Money Market Fund .15% DCII...............................        37,301    2.003628           74,738

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                 UNITS
                                                                                OWNED BY       UNIT        CONTRACT
                                                                              PARTICIPANTS    PRICE        LIABILITY
                                                                              ------------  ----------  ---------------
GROUP SUB-ACCOUNTS -- (CONTINUED)
  Aggressive Growth Fund 1.25% DCII.........................................     6,922,578  $ 4.256870  $    29,468,515
  Aggressive Growth Fund .15% DCII..........................................       599,956    4.785486        2,871,082
  Mortgage Securities Fund 1.25% DCII.......................................       993,777    2.033647        2,020,991
  Mortgage Securities Fund .15% DCII........................................        78,285    2.268923          177,623
  Index Fund 1.25% DCII.....................................................     2,375,877    1.737856        4,128,933
  Index Fund .15% DCII......................................................       216,621    1.875849          406,348
  International Opportunities Fund 1.25% DCII...............................     3,640,068    1.181488        4,300,697
  International Opportunities Fund .15% DCII................................       333,919    1.241199          414,460
  Socially Responsive Fund 1.25% DCII.......................................       692,817    1.417414          982,008
                                                                                                        ---------------
  Sub-total Group Sub-Accounts..............................................                                159,315,650
                                                                                                        ---------------
TOTAL ACCUMULATION PERIOD...................................................                              4,099,789,604
                                                                                                        ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%.............................................           704    3.034781            2,138
  Bond Fund 1.25%...........................................................       129,039    1.606681          207,325
  Stock Fund Non-Qualified 1.00%............................................         7,925    3.994491           31,657
  Stock Fund 1.25%..........................................................       191,847    2.180436          418,310
  Money Market Fund Qualified 1.00%.........................................        20,342    2.261057           45,994
  Money Market Fund Non-Qualified 1.00%.....................................       129,600    2.262124          293,172
  Money Market Fund 1.25%...................................................       434,331    1.462471          635,196
  Advisers Fund Qualified 1.00%.............................................         5,523    2.959828           16,347
  Advisers Fund Non-Qualified 1.00%.........................................        75,862    2.959828          224,538
  Advisers Fund 1.25%.......................................................       786,775    1.990804        1,566,314
  U.S. Government Money Market Fund Qualified 1.00%.........................        25,034    1.810814           45,331
  Aggressive Growth Fund Non-Qualified 1.00%................................         5,273    4.366578           23,026
  Aggressive Growth Fund 1.25%..............................................        53,426    2.615288          139,725
  Mortgage Securities Fund Qualified 1.00%..................................         8,740    2.084988           18,223
  Mortgage Securities Fund Non-Qualified 1.00%..............................       118,956    2.084988          248,021
  Mortgage Securities Fund 1.25%............................................        82,741    1.636791          135,429
  Index Fund 1.25%..........................................................        26,043    1.749714           45,568
  International Opportunities Fund 1.25%....................................       132,984    1.181321          157,097
                                                                                                        ---------------
  Sub-total Individual Sub-Accounts.........................................                                  4,253,411
                                                                                                        ---------------
GROUP SUB-ACCOUNTS:
  Bond Fund Qualified 1.00% QP..............................................        91,006    3.609357          328,473
  Bond Fund 1.25% DCII......................................................       308,096    3.499674        1,078,236
  Bond Fund 1.00% DCII......................................................        14,445    3.595086           51,932
  Stock Fund Qualified 1.00% QP.............................................       233,773    6.985679        1,633,062
  Stock Fund Qualified .825% QP.............................................        54,011    5.600682          302,500
  Stock Fund Non-Qualified 1.00% NQ.........................................           728    5.481096            3,988
  Stock Fund Non-Qualified .825% NQ.........................................        65,133    5.610519          365,428
  Stock Fund 1.25% DCII.....................................................       964,557    6.771260        6,531,268
  Stock Fund 1.00% DCII.....................................................         4,948    6.963798           34,458
  Stock Fund .15% DCII......................................................         3,585    5.201059           18,646
  Money Market Fund 1.25% DCII..............................................       178,327    2.511791          447,919
  Advisers Fund 1.25% DCII..................................................     1,609,483    2.875723        4,628,427
  Advisers Fund .15% DCII...................................................        24,841    3.268187           81,184
  U.S. Government Money Market Fund 1.25% DCII..............................        77,431    1.758459          136,159
  Aggressive Growth Fund 1.25% DCII.........................................       402,001    4.256870        1,711,264
  Mortgage Securities Fund 1.25% DCII.......................................       129,833    2.033647          264,035
  Index Fund 1.25% DCII.....................................................       399,168    1.737856          693,697
  International Opportunities Fund 1.25% DCII...............................        98,542    1.181488          116,426
  Socially Responsive Fund 1.25% DCII.......................................        29,864    1.417414           42,330
                                                                                                        ---------------
  Sub-total Group Sub-Accounts..............................................                                 18,469,432
                                                                                                        ---------------
TOTAL ANNUITY PERIOD........................................................                                 22,722,843
                                                                                                        ---------------
GRAND TOTAL.................................................................                            $ 4,122,512,447
                                                                                                        ---------------
                                                                                                        ---------------

                              SEPARATE ACCOUNT TWO

                        HARTFORD LIFE INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                                                    U.S.
                                                                                                 GOVERNMENT
                                                                    MONEY                       MONEY MARKET
                                      BOND FUND     STOCK FUND   MARKET FUND   ADVISERS FUND        FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                     ------------  ------------  -----------   --------------   -------------
INVESTMENT INCOME:
  Dividends........................  $ 10,129,126  $ 13,298,486  $8,730,379    $   57,979,079      $  42,603
EXPENSES:
  Mortality and expense
    undertakings...................    (1,981,904)   (7,426,331) (2,661,371)      (21,578,163)       (13,685)
                                     ------------  ------------  -----------   --------------   -------------
    Net investment income (loss)...     8,147,222     5,872,155   6,069,008        36,400,916         28,918
                                     ------------  ------------  -----------   --------------   -------------
  Capital gains income.............     3,020,067    34,722,942      --            47,447,226        --
                                     ------------  ------------  -----------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions..........      (421,917)     (203,916)     --               414,315        --
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............   (19,519,205)  (59,765,259)     --          (154,737,742)       --
                                     ------------  ------------  -----------   --------------   -------------
    Net gains (losses) on
      investments..................   (19,941,122)  (59,969,175)     --          (154,323,427)       --
                                     ------------  ------------  -----------   --------------   -------------
    Net increase (decrease) in net
      assets resulting from
      operations...................  $ (8,773,833) $(19,374,078) $6,069,008    $  (70,475,285)     $  28,918
                                     ------------  ------------  -----------   --------------   -------------
                                     ------------  ------------  -----------   --------------   -------------

* From Inception, March 8, 1994, to December 31, 1994.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                           MORTGAGE                                            DIVIDEND
                                         AGGRESSIVE       SECURITIES                       INTERNATIONAL      AND GROWTH
                                         GROWTH FUND         FUND         INDEX FUND     OPPORTUNITIES FUND      FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT*
                                       ---------------   -------------   -------------   ------------------   -----------
INVESTMENT INCOME:
  Dividends........................      $   2,216,268   $ 15,801,876     $ 2,259,862       $ 3,567,586       $  419,546
EXPENSES:
  Mortality and expense
    undertakings...................         (6,812,975)    (2,897,906)     (1,104,316)       (3,151,951)        (135,382)
                                       ---------------   -------------   -------------   ------------------   -----------
    Net investment income (loss)...         (4,596,707)    12,903,970       1,155,546           415,635          284,164
                                       ---------------   -------------   -------------   ------------------   -----------
  Capital gains income.............         42,093,901      1,176,728         --               --                 --
                                       ---------------   -------------   -------------   ------------------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions..........            316,913     (2,117,604)        177,595           (38,119)           1,622
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............        (28,599,970)   (19,218,450)     (1,319,890)       (9,418,006)        (486,442)
                                       ---------------   -------------   -------------   ------------------   -----------
    Net gains (losses) on
      investments..................        (28,283,057)   (21,336,054)     (1,142,295)       (9,456,125)        (484,820)
                                       ---------------   -------------   -------------   ------------------   -----------
    Net increase (decrease) in net
      assets resulting from
      operations...................      $   9,214,137   $ (7,255,356)    $    13,251       $(9,040,490)      $ (200,656)
                                       ---------------   -------------   -------------   ------------------   -----------
                                       ---------------   -------------   -------------   ------------------   -----------

                                                          SMITH                      SMITH BARNEY
                                                         BARNEY                        SHEARSON
                                                        SHEARSON     SMITH BARNEY     GOVERNMENT
                                                          DAILY        SHEARSON          AND
                                        SOCIALLY        DIVIDEND     APPRECIATION      AGENCIES
                                     RESPONSIVE FUND      FUND           FUND            FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ---------------   -----------   -------------   ------------
INVESTMENT INCOME:
  Dividends........................    $    31,623       $24,231        $ 1,969        $ 1,757
EXPENSES:
  Mortality and expense
    undertakings...................        (11,158)       (6,845)        (1,226)          (488)
                                     ---------------   -----------   -------------   ------------
    Net investment income (loss)...         20,465        17,386            743          1,269
                                     ---------------   -----------   -------------   ------------
  Capital gains income.............       --              --              6,550         --
                                     ---------------   -----------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions..........           (180)       --               (476)        --
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............        (59,462)       --             (9,210)        --
                                     ---------------   -----------   -------------   ------------
    Net gains (losses) on
      investments..................        (59,642)       --             (9,686)        --
                                     ---------------   -----------   -------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations...................    $   (39,177)      $17,386        $(2,393)       $ 1,269
                                     ---------------   -----------   -------------   ------------
                                     ---------------   -----------   -------------   ------------

                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                                                    U.S.
                                                                                                 GOVERNMENT
                                                                    MONEY                       MONEY MARKET
                                      BOND FUND     STOCK FUND   MARKET FUND   ADVISERS FUND        FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                     ------------  ------------  -----------  ---------------   -------------
OPERATIONS:
  Net investment income (loss).....  $  8,147,222  $  5,872,155  $ 6,069,008  $    36,400,916     $   28,918
  Capital gains income.............     3,020,067    34,722,942      --            47,447,226        --
  Net realized gain (loss) on
    security transactions..........      (421,917)     (203,916)     --               414,315        --
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............   (19,519,205)  (59,765,259)     --          (154,737,742)       --
                                     ------------  ------------  -----------  ---------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................    (8,773,833)  (19,374,078)   6,069,008      (70,475,285)        28,918
                                     ------------  ------------  -----------  ---------------   -------------
UNIT TRANSACTIONS:
  Purchases........................    29,721,918   105,127,448   72,433,601      419,190,064        205,153
  Net transfers....................   (10,176,062)   20,445,965   10,951,538       14,104,761       (151,291)
  Surrenders.......................   (11,477,200)  (25,527,779) (33,930,464)     (88,886,489)       (65,287)
  Net annuity transactions.........       284,001     1,000,538      596,459        2,114,613        (29,641)
                                     ------------  ------------  -----------  ---------------   -------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...................     8,352,657   101,046,172   50,051,134      346,522,949        (41,066)
                                     ------------  ------------  -----------  ---------------   -------------
  Total increase (decrease) in net
    assets.........................      (421,176)   81,672,094   56,120,142      276,047,664        (12,148)
NET ASSETS:
  Beginning of period..............   159,909,323   564,430,371  185,569,101    1,525,033,248      1,223,749
                                     ------------  ------------  -----------  ---------------   -------------
  End of period....................  $159,488,147  $646,102,465  $241,689,243 $ 1,801,080,912     $1,211,601
                                     ------------  ------------  -----------  ---------------   -------------
                                     ------------  ------------  -----------  ---------------   -------------

                                       HARTFORD LIFE INSURANCE COMPANY
                                     STATEMENT OF CHANGES IN NET ASSETS
                                    FOR THE YEAR ENDED DECEMBER 31, 1993
                                                                                                    U.S.
                                                                                                 GOVERNMENT
                                                                    MONEY                       MONEY MARKET
                                      BOND FUND     STOCK FUND   MARKET FUND   ADVISERS FUND        FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                     ------------  ------------  -----------  ---------------   -------------
OPERATIONS:
  Net investment income (loss).....  $  7,572,358  $  8,308,344  $ 2,813,416  $    25,701,741     $   18,672
  Capital gains income.............        99,084    18,638,665      --            20,817,465        --
  Net realized gain (loss) on
    security transactions..........       215,618       447,050      --               182,805        --
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............     1,690,700    30,785,479      --            65,119,250        --
                                     ------------  ------------  -----------  ---------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................     9,577,760    58,179,538    2,813,416      111,821,261         18,672
                                     ------------  ------------  -----------  ---------------   -------------
UNIT TRANSACTIONS:
  Purchases........................    64,035,095   163,937,277   83,799,945      714,972,050        194,811
  Net transfers....................     4,924,354    25,227,185  (35,854,970)     105,616,425        (65,248)
  Surrenders.......................    (6,989,348)  (15,906,440) (25,784,152)     (50,149,218)      (212,373)
  Net annuity transactions.........       343,986       669,968      118,488          968,114         72,905
                                     ------------  ------------  -----------  ---------------   -------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...................    62,314,087   173,927,990   22,279,311      771,407,371         (9,905)
                                     ------------  ------------  -----------  ---------------   -------------
  Total increase (decrease) in net
    assets.........................    71,891,847   232,107,528   25,092,727      883,228,632          8,767
NET ASSETS:
  Beginning of period..............    88,017,476   332,322,843  160,476,376      641,804,616      1,214,982
                                     ------------  ------------  -----------  ---------------   -------------
  End of period....................  $159,909,323  $564,430,371  $185,569,101 $ 1,525,033,248     $1,223,749
                                     ------------  ------------  -----------  ---------------   -------------
                                     ------------  ------------  -----------  ---------------   -------------

* From Inception, March 8, 1994, to December 31, 1994.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1994

                                                           MORTGAGE
                                         AGGRESSIVE       SECURITIES                       INTERNATIONAL      DIVIDEND AND
                                         GROWTH FUND         FUND         INDEX FUND     OPPORTUNITIES FUND   GROWTH FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT*
                                       ---------------   -------------   -------------   ------------------   ------------
OPERATIONS:
  Net investment income (loss).....      $  (4,596,707)  $ 12,903,970     $ 1,155,546       $       415,635   $   284,164
  Capital gains income.............         42,093,901      1,176,728         --                 --               --
  Net realized gain (loss) on
    security transactions..........            316,913     (2,117,604)        177,595               (38,119)        1,622
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............        (28,599,970)   (19,218,450)     (1,319,890)           (9,418,006)     (486,442)
                                       ---------------   -------------   -------------   ------------------   ------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................          9,214,137     (7,255,356)         13,251            (9,040,490)     (200,656)
                                       ---------------   -------------   -------------   ------------------   ------------
UNIT TRANSACTIONS:
  Purchases........................        147,740,784     19,118,960      11,954,835            93,762,262    13,185,613
  Net transfers....................         33,684,129    (49,453,490)       (438,563)           55,977,196    17,422,326
  Surrenders.......................        (18,517,067)   (20,146,010)     (3,246,522)           (7,306,583)     (551,979)
  Net annuity transactions.........            396,915        137,102          59,473              (104,557)      --
                                       ---------------   -------------   -------------   ------------------   ------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...................        163,304,761    (50,343,438)      8,329,223           142,328,318    30,055,960
                                       ---------------   -------------   -------------   ------------------   ------------
  Total increase (decrease) in net
    assets.........................        172,518,898    (57,598,794)      8,342,474           133,287,828    29,855,304
NET ASSETS:
  Beginning of period..............        459,950,031    271,115,397      86,041,578           167,591,795       --
                                       ---------------   -------------   -------------   ------------------   ------------
  End of period....................      $ 632,468,929   $213,516,603     $94,384,052       $   300,879,623   $29,855,304
                                       ---------------   -------------   -------------   ------------------   ------------
                                       ---------------   -------------   -------------   ------------------   ------------

                                             HARTFORD LIFE INSURANCE COMPANY
                                            STATEMENT OF CHANGES IN NET ASSETS
                                           FOR THE YEAR ENDED DECEMBER 31, 1993
                                                           MORTGAGE
                                         AGGRESSIVE       SECURITIES                       INTERNATIONAL      DIVIDEND AND
                                         GROWTH FUND         FUND         INDEX FUND     OPPORTUNITIES FUND   GROWTH FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT*
                                       ---------------   -------------   -------------   ------------------   ------------
OPERATIONS:
  Net investment income (loss).....      $   1,600,110   $ 12,652,275     $   799,021       $      (291,109)  $    14,203
  Capital gains income.............          3,197,599        --              --                 --               --
  Net realized gain (loss) on
    security transactions..........          1,188,667        109,955          25,192               (11,820)          (75)
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............         49,594,313     (1,569,545)      4,591,529            23,588,342        26,706
                                       ---------------   -------------   -------------   ------------------   ------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................         55,580,689     11,192,685       5,415,742            23,285,413        40,834
                                       ---------------   -------------   -------------   ------------------   ------------
UNIT TRANSACTIONS:
  Purchases........................        195,275,139     95,499,459      30,471,477            67,601,208       302,593
  Net transfers....................         22,666,403    (19,922,573)        879,825            46,857,348         1,511
  Surrenders.......................         (8,251,678)   (18,992,076)     (2,314,111)           (1,636,768)      (44,747)
  Net annuity transactions.........            576,660        (52,421)         30,208               268,086         4,631
                                       ---------------   -------------   -------------   ------------------   ------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...................        210,266,524     56,532,389      29,067,399           113,089,874       263,988
                                       ---------------   -------------   -------------   ------------------   ------------
  Total increase (decrease) in net
    assets.........................        265,847,213     67,725,074      34,483,141           136,375,287       304,822
NET ASSETS:
  Beginning of period..............        194,102,818    203,390,323      51,558,437            31,216,508       473,039
                                       ---------------   -------------   -------------   ------------------   ------------
  End of period....................      $ 459,950,031   $271,115,397     $86,041,578       $   167,591,795   $   777,861
                                       ---------------   -------------   -------------   ------------------   ------------
                                       ---------------   -------------   -------------   ------------------   ------------

                                                                                       SMITH BARNEY
                                                                                         SHEARSON
                                                       SMITH BARNEY    SMITH BARNEY     GOVERNMENT
                                                         SHEARSON        SHEARSON          AND
                                        SOCIALLY           DAILY       APPRECIATION      AGENCIES
                                     RESPONSIVE FUND   DIVIDEND FUND       FUND            FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                     ---------------   -------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).....     $   20,465       $  17,386        $    743       $  1,269
  Capital gains income.............       --               --                6,550         --
  Net realized gain (loss) on
    security transactions..........           (180)        --                 (476)        --
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............        (59,462)        --               (9,210)        --
                                     ---------------   -------------   -------------   ------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................        (39,177)         17,386          (2,393)         1,269
                                     ---------------   -------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases........................        376,701         --                   50         --
  Net transfers....................        (75,712)        (18,624)          2,681         --
  Surrenders.......................        (19,945)        (84,827)         (2,515)        (6,354)
  Net annuity transactions.........          4,610         --              --              --
                                     ---------------   -------------   -------------   ------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...................        285,654        (103,451)            216         (6,354)
                                     ---------------   -------------   -------------   ------------
  Total increase (decrease) in net
    assets.........................        246,477         (86,065)         (2,177)        (5,085)
NET ASSETS:
  Beginning of period..............        777,861         731,981         119,398         53,178
                                     ---------------   -------------   -------------   ------------
  End of period....................     $1,024,338       $ 645,916        $117,221       $ 48,093
                                     ---------------   -------------   -------------   ------------
                                     ---------------   -------------   -------------   ------------

                                                                                       SMITH BARNEY
                                                                                         SHEARSON
                                                       SMITH BARNEY    SMITH BARNEY     GOVERNMENT
                                                         SHEARSON        SHEARSON          AND
                                        SOCIALLY           DAILY       APPRECIATION      AGENCIES
                                     RESPONSIVE FUND   DIVIDEND FUND       FUND            FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                     ---------------   -------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).....     $   13,390       $     459        $  1,816       $    901
  Capital gains income.............       --                 3,734         --              --
  Net realized gain (loss) on
    security transactions..........       --                   234          (1,362)        --
  Net unrealized appreciation
    (depreciation) of investments
    during the period..............       --                 3,565           4,504         --
                                     ---------------   -------------   -------------   ------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................         13,390           7,992           4,958            901
                                     ---------------   -------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases........................       --                    50         --              --
  Net transfers....................        (89,601)        --              --              --
  Surrenders.......................         (5,845)         (1,830)        (55,563)        (4,573)
  Net annuity transactions.........       --               --              --              --
                                     ---------------   -------------   -------------   ------------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...................        (95,446)         (1,780)        (55,563)        (4,573)
                                     ---------------   -------------   -------------   ------------
  Total increase (decrease) in net
    assets.........................        (82,056)          6,212         (50,605)        (3,672)
NET ASSETS:
  Beginning of period..............        814,037         113,186          50,605         56,850
                                     ---------------   -------------   -------------   ------------
  End of period....................     $  731,981       $ 119,398        $--            $ 53,178
                                     ---------------   -------------   -------------   ------------
                                     ---------------   -------------   -------------   ------------

                              SEPARATE ACCOUNT TWO

                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1994

1. ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC.

2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date.

    b) SECURITY VALUATION--The investment in shares of the Hartford, Shearson and Calvert Socially Responsive Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1994.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                          PART I. FINANCIAL INFORMATION

Item 1.

                              FINANCIAL STATEMENTS

The following unaudited financial statements, reflect, in the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, the results of operations and the cash flows for the periods presented. Interim results are not indicative of the results which may be expected for any other interim period or the full year. For a description of accounting policies, see Notes to Consolidated Financial Statements in the 1994 Form 10-K.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                  (In Millions)


                                                           Quarter Ended          Six Months Ended
                                                             June 30,                 June 30,
                                                             --------                 --------
                                                          1995      1994           1995      1994
                                                          ----      ----           ----      ----
                                                            (unaudited)              (unaudited)
REVENUES:

Premiums and other considerations                      $   270   $   202        $   720   $   507
Net investment income                                      336       288            675       559
Net realized (losses) gains on investments                  (7)        3             (6)        6
                                                        ------    ------         ------    ------
                                                           599       493          1,389     1,072
                                                        ------    ------         ------    ------


BENEFITS, CLAIMS AND EXPENSES:

Benefits, claims and claim adjustment expenses             350       323            716       598
Amortization of deferred policy acquisition costs           50        35             92        77
Dividends to policyholders                                  69        46            297       185
Other insurance expenses                                    85        38            193       105
                                                        ------    ------         ------    ------
                                                           554       442          1,298       965
                                                        ------    ------         ------    ------


INCOME BEFORE INCOME TAX                                    45        51             91       107
Income tax expense                                          15        19             30        37
                                                        ------    ------         ------    ------

NET INCOME                                             $    30   $    32        $    61   $    70
                                                        ------    ------         ------    ------
                                                        ------    ------         ------    ------

                                     37

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                  (In Millions)


                                                              June 30,     December 31,
                                                                1995           1994
                                                              --------       --------
                                                            (unaudited)

                      ASSETS:

Investments:

Fixed maturities, available for sale, at fair value          $  14,331      $  13,429
Equity securities, at fair value                                    91             68
Mortgage loans, at outstanding principal balance                   296            316
Policy loans, at outstanding balance                             3,681          2,614
Other investments                                                  104            107
                                                                ------         ------
                                                                18,503         16,534


Cash                                                                83             20
Premiums and amounts receivable                                     73            160
Reinsurance recoverable                                          5,948          5,466
Accrued investment income                                          371            378
Deferred policy acquisition costs                                1,990          1,809
Deferred income tax                                                454            590
Other assets                                                       141             83
Separate account assets                                         28,881         22,809
                                                                ------         ------
                                                             $  56,444      $  47,849
                                                                ------         ------
                                                                ------         ------


       LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits                                       $   2,245       $  1,890
Other policyholder funds                                        22,578         21,328
Other liabilities                                                1,215          1,000
Separate account liabilities                                    28,881         22,809
                                                                ------         ------
                                                                54,919         47,027
                                                                ------         ------


Common stock - authorized 1,000 shares, $5,690 par value,
  issued and outstanding 1,000 shares                                6              6
Capital surplus                                                  1,009            826
Unrealized loss on securities, net of tax                         (195)          (654)
Retained earnings                                                  705            644
                                                                ------         ------
                                                                 1,525            822
                                                                ------         ------
                                                             $  56,444      $  47,849
                                                                ------         ------
                                                                ------         ------

                                     38

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (In Millions)


                                                                                Six Months
                                                                              Ended June 30,
                                                                              --------------
                                                                            1995          1994
                                                                            ----          ----
                                                                                (unaudited)
OPERATING ACTIVITIES:
NET INCOME                                                               $    61       $    70
Adjustments to net income:
Net realized investment gains (losses) before tax                              4            (3)
Net policyholder investment losses (gains) before tax                          2             0
Net deferred policy acquisition costs                                       (181)         (186)
Net amortization of premium on fixed maturities                                7            27
Deferred income tax benefits                                                (120)          (54)
Decrease in premiums and amounts receivable                                    3            27
(Increase) decrease in other assets                                          (33)            2
(Increase) decrease in reinsurance recoverable                               (60)           10
Increase in liability for future policy benefits                             354           139
Increase in other liabilities                                                 57            25
Decrease (increase) in accrued investment income                               7           (70)
                                                                          ------        ------
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES                             101           (13)
                                                                          ------        ------

INVESTING ACTIVITIES:
Purchases of fixed maturity investments                                   (2,150)       (6,691)
Proceeds from sales of fixed maturity investments                          2,835         4,127
Maturities and principal paydowns of long-term investments                   574         1,336
Net purchases of other investments                                        (1,240)         (704)
Net (purchases) sales of short-term investments                             (894)          653
                                                                          ------        ------
CASH USED FOR INVESTING ACTIVITIES                                          (875)       (1,279)
                                                                          ------        ------

FINANCING ACTIVITIES:
Net receipts from investment and UL-type contracts credited to
  policyholder account balances                                              837         1,227
Capital contributions                                                          0           100
                                                                          ------        ------
CASH PROVIDED BY FINANCING ACTIVITIES                                        837         1,327
                                                                          ------        ------

NET INCREASE IN CASH                                                          63            35
Cash at beginning of period                                                   20             1
                                                                          ------        ------
CASH AT END OF PERIOD                                                    $    83       $    36
                                                                          ------        ------
                                                                          ------        ------

                                     39

                   Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                              RESULTS OF OPERATIONS
                                  (In Millions)

                      QUARTER ENDED JUNE 30, 1995 AND 1994



                                              ILAD                AMS              SPECIALTY            TOTAL
                                              ----                ---              ----------           ------
                                         1995      1994      1995      1994      1995      1994      1995      1994
                                         ----      ----      ----      ----      ----      ----      ----      ----
REVENUES                                 $218      $167      $182      $194      $199      $132      $599      $493
BENEFITS, CLAIMS, EXPENSES AND TAXES      186       145       190       188       193       128       569       461
                                        -----     -----     -----     -----     -----    ------    ------    ------

NET INCOME (LOSS)                         $32       $22       $(8)       $6        $6        $4       $30       $32
                                        -----     -----     -----     -----     -----    ------    ------    ------
                                        -----     -----     -----     -----     -----    ------    ------    ------

INDIVIDUAL LIFE AND ANNUITY DIVISION (ILAD)

The premiums, investment income, management and maintenance fees and cost of insurance associated with this growing asset base continue to be the source of ILAD's increased revenues. New deposits of fixed and variable annuities in the three months ended June 30, 1995 were approximately $1 billion, a decrease from prior year sales of $1.6 billion, but are not reported as revenues. New business sales have slowed, however the past two years have seen unprecedented growth for this line of business and the current trend is more indicative of stable continual growth. Net income continues to grow due to the nature of these products in that revenues and earnings are earned primarily on the existing asset base.

ASSET MANAGEMENT SERVICES (AMS)

Second quarter results remain consistent with first quarter experience but are down from the prior year quarter. The guaranteed rate contract (GRC) line was particularly impacted by investment prepayment activity. Additionally, since interest credited to contractholders is fixed, this expense remains constant even as investment income declines.

SPECIALTY

The growth of the Specialty line is based primarily on increased sales of corporate owned life insurance. New deposit premiums (not reported as revenues) during the second quarter were $500 million compared to $400 million in 1994. Revenues increased due to the continued growth in this line of business resulting in increases in cost of insurance and maintenance fees and interest earned on policy loans. In part, this reflects the 1994 recapture of reinsurance previously ceded to a third party. The corresponding increase in benefits, claims and expenses is primarily due to increases in dividends to policyholders, as a significant portion of this block is written on a participating basis.

                     SIX MONTHS ENDED JUNE 30, 1995 AND 1994



                                              ILAD                AMS              SPECIALTY            TOTAL
                                              ----                ---              ----------            -----
                                         1995      1994      1995      1994      1995      1994      1995      1994
                                         ----      ----      ----      ----      ----      ----      ----      ----
REVENUES                                 $408      $322      $388      $394      $593      $356    $1,389    $1,072
BENEFITS, CLAIMS, EXPENSES AND TAXES      341       277       405       377       582       348     1,328     1,002
                                        -----     -----     -----     -----     -----    ------    ------    ------
NET INCOME (LOSS)                         $67       $45      $(17)      $17       $11        $8       $61       $70
                                        -----     -----     -----     -----     -----    ------    ------    ------
                                        -----     -----     -----     -----     -----    ------    ------    ------

                                     40

                   Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                              RESULTS OF OPERATIONS
                                  (In Millions)



INDIVIDUAL LIFE AND ANNUITY DIVISION (ILAD)

Growth in fixed and variable annuity sales, as well as several assumption reinsurance transactions in the last several years have increased the assets under management in this segment to over $26 billion through June 1995. The premiums, investment income, management and maintenance fees and cost of insurance associated with this growing asset base continue to be the source of ILAD's increased revenues. New deposits of fixed and variable annuities in the first six months of 1995 were approximately $3 billion, but are not reported as revenues, a slight decrease from prior year sales of $3.2 billion.

ASSET MANAGEMENT SERVICES (AMS)

This segment, consistent with the industry, has experienced a decline in net investment income due to interest rate drops. The guaranteed rate contract
(GRC) line was particularly impacted by investment prepayment activity in excess of expectations. Additionally, since interest credited to contractholders is fixed, this expense remains constant even as investment income declines. Although income for this line will continue to be impacted from these prepayments, hedging strategies are in place that limit volatility against future interest rate movements.

SPECIALTY

The growth of the Specialty line is based primarily on increased sales of corporate owned life insurance. New deposit premiums (not reported as revenues) during the first six months were $1.8 billion compared to $900 million in 1994. Revenues increased due to the continued growth in this line of business resulting in increases in cost of insurance and maintenance fees and interest earned on policy loans. In part, this reflects the 1994 recapture of reinsurance previously ceded to a third party, as well as revenues on a block of business assumed from a third party in December of 1994. The corresponding increase in benefits, claims and expenses is primarily due to increases in dividends to policyholders, as a significant portion of this block is written on a participating basis.

NOTES TO THE FINANCIAL STATEMENTS:

On June 30, 1995, The Company received a non-cash capital contribution of $183 million.

                           PART II.  OTHER INFORMATION



ITEM 6.        EXHIBITS AND REPORTS ON FORM 8-K


   (a) See Exhibit Index

   (b) None.

                                    SIGNATURE



     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.





                                   Hartford Life Insurance Company
                                             (Registrant)


                                      by     /s/ Stephen P. Minihan
                                        ----------------------------------------
August 11, 1995                              Stephen P. Minihan

                                        Assistant Vice President & Controller
                                             (Chief Accounting Officer)

                                  EXHIBIT INDEX



Exhibit
Number                   Description                                    Location
-------                  -----------                                    --------

 (2)           Plan of acquisition, reorganization, arrangement,
               liquidation or succession                                  None

 (4)           Instruments defining the rights of security holders,
               including indentures                                       None

(11)           Statement re computation of per share earnings             None

(15)           Letter re unaudited interim financial information          None

(18)           Letter re change in accounting principles                  None

(19)           Previously unfiled documents                               None

(20)           Report furnished to security holders                       None

(23)           Published report regarding matters submitted to
               vote of security holders                                   None

(24)           Consents of experts and counsel                            None

(25)           Power of attorney                                          None

(28)           Additional exhibits                                        None

                              ARTHUR ANDERSEN LLP
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To Hartford Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial
statements are free of material misstatement.   An audit includes examining,
on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1994 in conformity with generally accepted accounting principles.

As discussed in the accompanying notes to the consolidated financial statements, the Company adopted new accounting standards promulgated by the Financial Accounting Standards Board, changing its methods of accounting as of January 1, 1994, for debt and equity securities and, effective January 1, 1992, for postretirement benefits other than pensions and postemployment benefits.


                                        ARTHUR ANDERSEN LLP


Hartford, Connecticut
January 30, 1995 (except with respect to the matter discussed in Note 10, as to which the date is October 6, 1995)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                  (IN MILLIONS)


                                                 FOR THE YEARS ENDED DECEMBER 31,

                                                      1994      1993      1992
REVENUES:
Premiums and other considerations                   $1,100    $  747   $  259
Net investment income                                1,292     1,051      907
Net realized gains on investments                        7        16        5
                                                    ------    ------    ------
                                                     2,399     1,814    1,171

BENEFITS, CLAIMS AND EXPENSES:
Benefits, claims and claim
   adjustment expenses                               1,405     1,046      797
Amortization of deferred policy
    acquisition costs                                  145       113       55
Dividends to policyholders                             419       227       47
Other insurance expenses                               227       210      138
                                                    ------    ------    ------
                                                     2,196     1,596    1,037

INCOME BEFORE INCOME TAX AND
    CUMULATIVE EFFECT OF CHANGES IN
    ACCOUNTING PRINCIPLES                              203       218      134
Income tax expense                                      65        75       45
                                                    ------    ------    ------

INCOME BEFORE CUMULATIVE EFFECT OF
    CHANGES IN ACCOUNTING PRINCIPLES                   138       143       89

Cumulative effect of changes in
    accounting principles net of tax benefit of $7       -         -      (13)
                                                    ------    ------    ------

NET INCOME                                          $  138    $  143    $  76
                                                    ------    ------    ------
                                                    ------    ------    ------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                  (IN MILLIONS)

                                                           AS OF  DECEMBER 31,
                                                         1994           1993
                                                       --------       --------
            ASSETS

Investments:
Fixed maturities, available for sale, at fair
value in 1994 and at amortized cost in 1993
(amortized cost, $14,464  in 1994; fair
value, $12,845 in 1993)                                 $13,429        $12,597
Equity securities, at fair value                             68             90
Mortgage loans, at outstanding principal balance            316            228
Policy loans, at outstanding balance                      2,614          1,397
Other investments                                           107             40
                                                        -------        -------
                                                         16,534         14,352

Cash                                                         20              1
Premiums and amounts receivable                             160            327
Reinsurance recoverable                                   5,466          5,532
Accrued investment income                                   378            241
Deferred policy acquisition costs                         1,809          1,334
Deferred income tax                                         590            114
Other assets                                                 83            101
Separate account assets                                  22,809         16,284
                                                        -------        -------
                                                        $47,849        $38,286
                                                        -------        -------
                                                        -------        -------

      LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits                                   $1,890         $1,659
Other policyholder funds                                 21,328         18,234
Other liabilities                                         1,000            916
Separate account liabilities                             22,809         16,284
                                                        -------        -------
                                                         47,027         37,093

Common stock - authorized 1,000 shares, $5,690
par value, issued and outstanding 1,000 shares                6              6
Capital surplus                                             826            676
Unrealized losses on securities, net of tax                (654)            (5)
Retained earnings                                           644            516
                                                        -------        -------
                                                            822          1,193
                                                        -------        -------
                                                        $47,849        $38,286
                                                        -------        -------
                                                        -------        -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                  (IN MILLIONS)


                                                                                         UNREALIZED
                                                                                       GAINS(LOSSES)                     TOTAL
                                                                COMMON        CAPITAL        ON            RETAINED  STOCKHOLDER'S
                                                                STOCK         SURPLUS    SECURITIES        EARNINGS      EQUITY
                                                                -----         -------    ----------        --------      ------
BALANCE, DECEMBER 31, 1991                                       $   6        $  439         $    1         $  297         $  743
Net Income                                                                                                      76             76
Capital Contribution                                                 -            25              -              -             25
Excess of assets over liabilities on
 reinsurance assumed from affiliate                                  -            34              -              -             34
Change in unrealized losses on equity
  securities, net of tax                                             -             -             (1)             -             (1)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1992                                           6           498              0            373            877
                                                                ------        -------        -------        -------        -------
Net Income                                                           -             -              -            143            143
Capital Contribution                                                 -           180              -              -            180
Excess of assets over liabilities on
 reinsurance assumed from affiliate                                  -            (2)             -              -             (2)
Change in unrealized losses on equity
  securities, net of tax                                             -             -             (5)             -             (5)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1993                                           6           676             (5)           516          1,193
                                                                ------        -------        -------        -------        -------
Net Income                                                           -             -              -            138            138
Capital Contribution                                                 -           150              -              -            150
Dividends Paid                                                       -             -              -            (10)           (10)
Change in unrealized losses on securities,
   net of tax *                                                      -             -           (649)             -           (649)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1994                                       $   6        $  826         $ (654)        $  644         $  822
                                                                ------        -------        -------        -------        -------
                                                                ------        -------        -------        -------        -------

* The 1994 change in unrealized losses on securities, net of tax, includes a gain of $91 due to adoption of SFAS #115 as discussed in note 1b to the consolidated financial statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASHFLOW
                                  (IN MILLIONS)


                                              FOR THE YEARS ENDED DECEMBER 31,
                                                  1994       1993       1992
                                                  ----       ----       ----
OPERATING ACTIVITIES:
NET INCOME                                      $   138    $   143    $    76
Cumulative effect of accounting changes               -          -         13
Adjustments to net income:
Net realized investment gains before tax             (7)       (16)        (5)
Net policyholder investment losses
  (gains) before tax                                  5        (15)       (15)
Net deferred policy acquisition costs              (441)      (292)      (278)
Net amortization of premium (discount) on
  fixed maturities                                   41          2        (16)
Deferred income tax benefits                       (128)      (121)       (14)
(Increase) decrease  in premiums and
  amounts receivable                                 10        (28)       (14)
Increase in accrued investment income              (106)        (4)      (116)
Decrease(increase) in other assets                  101        (36)        88
Decrease(increase)  in reinsurance
  recoverable                                        75       (121)         0
Increase in liability for future policy
  benefits                                          224        360        527
Increase in other liabilities                       191        176         92
                                                --------  ---------   --------
CASH PROVIDED BY OPERATING ACTIVITIES               103         48        338
                                                --------  ---------   --------
INVESTING ACTIVITIES:
Purchases of fixed maturity investments          (9,127)   (12,406)    (8,948)
Proceeds from sales of fixed maturity
  investments                                     5,708      8,813      5,728
Maturities and principal paydowns of
  long-term investments                           1,931      2,596      1,207
Net purchases of other investments               (1,338)      (206)      (106)
Net sales (purchases) of short-term
  investments                                       135       (564)       221
                                                --------  ---------   --------
CASH USED FOR INVESTING ACTIVITIES               (2,691)    (1,767)    (1,898)
                                                --------  ---------   --------
FINANCING ACTIVITIES:
Net receipts from investment and UL-type
contracts credited to policyholder account
balances                                          2,467      1,513      1,512
Capital contribution                                150        180         25
Excess of assets over liabilities on
  reinsurance assumed from affiliate                 -           -         34
Dividends paid                                      (10)         -          -
                                                --------  ---------   --------
CASH PROVIDED BY FINANCING
  ACTIVITIES                                      2,607      1,693      1,571
                                                --------  ---------   --------
NET INCREASE(DECREASE) IN CASH                       19        (26)        11
Cash at beginning of period                           1         27         16
                                                --------  ---------   --------
CASH AT END OF PERIOD                           $    20    $     1    $    27
                                                --------  ---------   --------
                                                --------  ---------   --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                          (DOLLAR AMOUNTS IN MILLIONS)

1.   SIGNIFICANT ACCOUNTING POLICIES

     (A)  BASIS OF PRESENTATION:

          These consolidated financial statements include Hartford Life Insurance Company (the Company or HLIC) and its wholly-owned subsidiaries, ITT Hartford Life and Annuity Company (ILA) and ITT Hartford International Life Reassurance Corporation (HLR), formerly American Skandia Life Reinsurance Corporation. HLIC is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA).
          The Company is ultimately owned by Hartford Fire Insurance Company (Hartford Fire), which is ultimately owned by ITT Hartford Group, Inc., a subsidiary of ITT Corporation (ITT).

          The consolidated financial statements are prepared in conformity with generally accepted accounting principles which differ in certain material respects from the accounting practices prescribed or permitted by various insurance regulatory authorities.

          Certain reclassifications have been made to prior year financial statements to conform to current year classifications.

     (B)  CHANGES IN ACCOUNTING PRINCIPLES:

          Effective January 1, 1992, the Company adopted Statement of Financial Accounting Standards (SFAS)No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions" and SFAS No. 112, Employers' Accounting for Postemployment Benefits", using the immediate recognition method. Accordingly, a cumulative adjustment (through December 31, 1991) of $7 after-tax has been recognized at January 1, 1992.

          Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the adjustment impacts Stockholder's Equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been recorded at fair value with the corresponding impact included in Stockholder's Equity. Under SFAS No. 115, the Company's fixed maturities are classified as "available for sale" and accordingly, these investments are reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Unrealized Loss on Securities, Net of Tax."
          As with the underlying investment security, unrealized gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91.

          The Company's cash flows were not impacted by these changes in accounting principles.

     (C)  REVENUE RECOGNITION:

          Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders. Deferred acquisition costs are amortized using the retrospective deposit method for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit and the prospective deposit method is used where investment margins are the primary source of profit.

     (D)  FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS:

          Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal, mortality and morbidity assumptions which vary by plan, year of issue and policy durations and include a provision for adverse deviation. Liabilities for universal life insurance and investment products represent policy account balances before applicable surrender charges.

     (E)  POLICYHOLDER REALIZED GAINS AND LOSSES:

          Realized gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

     (F)  DEFERRED POLICY ACQUISITION COSTS:

          Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring traditional life insurance products, are deferred and amortized over the lesser of the estimated or actual contract life. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins.

     (G)  INVESTMENTS:

          Investments in fixed maturities are classified as available for sale and accordingly reflected at fair value with the corresponding impact of unrealized gains and losses, net of tax, included as a component of
          stockholder's equity.   Securities and derivative instruments,
          including swaps, caps, floors, futures, forward commitments and collars, are based on dealer quotes or quoted market prices for the same or similar securities. While the Company has the ability and intent to hold all fixed income securities until maturity, due to contract obligations, interest rates and tax laws, portfolio activity occurs. These trades are motivated by the need to optimally position investment portfolios in reaction to movements in capital markets or distribution of policyholder liabilities. When an other than temporary reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Real estate is carried at cost less accumulated depreciation. Equity securities, which include common stocks, are carried at market value with the after-tax difference from cost reflected in stockholder's equity. Realized investment gains and losses, after deducting life and pension policyholders share are reported as a component of revenue and are determined on a specific identification basis.

     (H)  DERIVATIVE FINANCIAL INSTRUMENTS

          The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including swaps, caps, collars and exchange traded financial futures, are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Gains or losses on futures purchased in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as a basis adjustment to the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the basis of the hedged asset when the contract is closed. The basis adjustments are amortized into investment income over the remaining asset life.

          Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the income statement as a component of investment income.

          The Company's accounting for interest rate swaps and purchased or written caps, floors, and options used to manage risk is in accordance with the concepts established in SFAS 80, "Accounting for Futures Contracts", the American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options" and various EITF pronouncements, except for written options which are written in all cases in conjunction with other assets and derivatives as part of an overall risk management strategy. Such synthetic instruments are accounted for as hedges. Derivatives, used as part of a risk management strategy, must be designated at inception and have consistency of terms between the synthetic instrument and the financial instrument being replicated. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Interest rate swaps and purchased or written caps, floors and options which fail to meet management criteria are accounted for at fair market value with the impact reflected in net income.

          Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net payments are recognized as an adjustment to income. Should the swap be terminated, the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. The basis of the underlying asset or liability is adjusted to reflect changing market conditions such as prepayment experience. Should the asset be sold or liability terminated, the gains or losses on the terminated position are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components. That is, the settlement component is recognized in the Statement of Income while the change in market is recognized as an unrealized gain or loss.

          Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements used for risk management, as well as the net payments, are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life.

          Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

     (I)  RELATED PARTY TRANSACTIONS:

          Transactions of the Company with its parent and affiliates relate principally to tax settlements, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims.

          Substantially all general insurance expenses related to the Company, including rent expenses, are initially paid by Hartford Fire. Direct expenses are allocated to the Company using specific identification and indirect expenses are allocated using other applicable methods.

          The rent paid to Hartford Fire for the space occupied by the Company
          was $3   in 1994, 1993, and 1992 respectively.  The Company expects to pay rent of $3 in 1995, 1996, 1997,1998, and 1999 respectively and $60 thereafter, over the contract life of the lease.

          See also Note (4) for the related party coinsurance agreements.

2.   INVESTMENTS

     (A)  COMPONENTS OF NET INVESTMENT INCOME:



                                                  1994        1993       1992
                                                  ----        ----       ----
Interest income                                  $1,247      $1,007       $894
Income from other investments                        54          53         15
                                                 ------      ------     ------
GROSS INVESTMENT INCOME                           1,301       1,060        909
Less: investment expenses                             9           9          2
                                                 ------      ------     ------
NET INVESTMENT INCOME                            $1,292      $1,051       $907
                                                 ------      ------     ------
                                                 ------      ------     ------

     (B)  UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES:

                                                  1994        1993       1992
                                                  ----        ----       ----
Gross unrealized gains                            $  2        $  3        $ 2
Gross unrealized losses                            (11)        (11)        (2)
Deferred income tax expense (benefit)               (3)         (3)         0
                                                 ------      ------     ------
NET UNREALIZED LOSSES AFTER TAX                     (6)         (5)         0
Balance at beginning of year                        (5)          0          1
                                                 ------      ------     ------
CHANGE IN NET UNREALIZED LOSSES ON
  EQUITY SECURITIES                               $ (1)       $ (5)       $(1)
                                                 ------      ------     ------
                                                 ------      ------     ------

     (C)  UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES:

                                                  1994        1993       1992
                                                  ----        ----       ----
Gross unrealized gains                         $   150       $ 538      $ 521
Gross unrealized losses                         (1,185)       (290)      (302)
                                               --------      ------     ------
NET UNREALIZED (LOSSES) GAINS                   (1,035)        248        219
Unrealized losses credited to policyholders         37           0          0
Deferred income tax expense (benefit)             (350)         87         75
                                               --------      ------     ------
NET UNREALIZED  (LOSSES) GAINS AFTER TAX          (648)        161        144
Balance at beginning of year                       161         144        297
                                               --------      ------     ------
CHANGE IN NET UNREALIZED (LOSSES)GAINS ON
  FIXED MATURITIES                             $  (809)      $  17      $(153)
                                               --------      ------     ------
                                               --------      ------     ------

     (D)  COMPONENTS OF NET REALIZED GAINS:

                                                  1994        1993       1992
                                                  ----        ----       ----
Fixed maturities                                  $(34)       $(12)       $20
Equity securities                                  (11)          0          3
Real estate and other                               47          43         (3)
Less: (decrease)increase in liability
  to policyholders for realized gains               (5)         15         15
                                                 ------      ------     ------
NET REALIZED GAINS                                $  7        $ 16        $ 5
                                                 ------      ------     ------
                                                 ------      ------     ------

                                      F-10

     (E)  DERIVATIVE INVESTMENTS:

          A summary of investments, segregated by major category along with the types of derivatives and their respective notional amounts, are as follows as of December 31, 1994 :


                            SUMMARY OF INVESTMENTS
                            AS OF DECEMBER 31, 1994
                               (CARRYING AMOUNTS)

                                                                         ISSUED CAPS,    PURCHASED
                                         TOTAL CARRYING        NON-        FLOORS &     CAPS, FLOORS        FUTURES          SWAPS
                                              VALUE         DERIVATIVE    OPTIONS (B)  & OPTIONS (C)          (D)             (F)
                                         --------------     ----------   ------------  -------------       --------         ------
Asset Backed Securities                         $5,670          $5,690          $(31)            $24             $0          $(13)
Inverse Floaters (A)                               474             482            (9)              4              0            (3)
Anticipatory (E)                                   (30)              0             0               2              0           (32)
                                               --------        -------         ------         ------         ------         ------
TOTAL ASSET BACKED SECURITIES                    6,114           6,172           (40)             30              0           (48)

Other Bonds and Notes                            6,533           6,606             0               0              0           (73)

Short-Term Investments                             782             782             0               0              0             0
                                               --------        -------         ------         ------         ------         ------
TOTAL FIXED MATURITIES                          13,429          13,560           (40)             30              0          (121)

Other Investments                                3,105           3,105             0               0              0             0
                                               --------        -------         ------         ------         ------         ------

TOTAL INVESTMENTS                              $16,534         $16,665          $(40)            $30             $0         $(121)
                                               --------        -------         ------         ------         ------         ------
                                               --------        -------         ------         ------         ------         ------

                     SUMMARY OF  INVESTMENTS IN DERIVATIVES
                            AS OF DECEMBER 31, 1994
                               (NOTIONAL AMOUNTS)

                                                          ISSUED CAPS,    PURCHASED
                                         TOTAL NOTIONAL     FLOORS, &   CAPS, FLOORS,        FUTURES          SWAPS
                                            AMOUNT         OPTIONS (B)  & OPTIONS (C)          (D)             (F)
                                         --------------   ------------  -------------       --------         ------
Asset Backed Securities                          $4,244         $1,311         $2,546            $75           $312
Inverse Floaters (A)                              1,129            277             63              3            786
Anticipatory (E)                                    835              0            209            101            525
                                                -------        -------        -------        -------        -------
TOTAL ASSET BACKED                                6,208          1,588          2,818            179          1,623

Other Bonds and Notes                               670              0             72             74            524

Short-Term Investments                                0              0              0              0              0
                                                -------        -------        -------        -------        -------
TOTAL FIXED MATURITIES                            6,878          1,588          2,890            253          2,147

Other Investments                                    16              0              3              0             13
                                                -------        -------        -------        -------        -------

TOTAL INVESTMENTS                                $6,894         $1,588         $2,893           $253         $2,160
                                                -------        -------        -------        -------        -------
                                                -------        -------        -------        -------        -------

A summary of the notional and fair value of derivatives with off Balance Sheet risk as of December 31, 1993 is as follows:


                              ISSUED SWAPS, CAPS
                              FLOORS AND COLLARS   FUTURES  FORWARDS     TOTAL
                              ------------------   -------  --------     -----
Notional                                 $7,015     $1,792       $91   $8,898
Fair Value                                  $(4)        $0        $1      $(3)

     (A) Inverse floaters, which are variations of CMO's for which the coupon rates move inversely with an index rate (e.g. LIBOR). The risk to principal is considered negligible as the underlying collateral for
          the securities is guaranteed or sponsored by government agencies.   To
          address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and issued floors.

     (B) Comprised primarily of caps ($1,459) with a weighted average strike rate of 7.7% (ranging from 6.8% to 10.2%). Over 70% mature in 1997 and 1998. Issued floors total $125 with a weighted average strike rate of 8.3% and mature in 2004.

     (C) Comprised of purchased floors ($1,856), purchased options and collars ($633) and purchased caps ($404). The floors have a weighted average strike price of 5.8% (ranging from 4.8% and 6.6%) and over 85% mature in 1997 and 1998. The options and collars generally mature in 1995 and 2002. The caps have a weighted average strike price of 7.2% (ranging from 4.5% and 8.9%) and over 66% mature in 1997 through 1999.

     (D)  Over 95% of futures contracts expire before December 31, 1995.

     (E) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the consolidated balance sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1994, these were $(33) million in net deferred losses for futures, interest rate swaps and purchased options.

     (F) The following table summarizes the maturities of interest rate and foreign currency swaps outstanding at December 31, 1994 and the related weighted average interest pay rate or receive rate assuming current market conditions:

            MATURITY OF SWAPS ON INVESTMENTS  AS OF DECEMBER 31, 1994

                                                                                                                          MATURITY
      DERIVATIVE TYPE                                  1995      1996      1997      1998      1999      2000+     TOTAL     LAST
      ---------------                                  ----      ----      ----      ----      ----      -----     -----  --------
INTEREST RATE SWAPS:
PAY FIXED/RECEIVE VARIABLE:
Notional Value                                            $0       $15       $50        $0      $446      $268      $779      2004
Weighted Average Pay Rate                               0.0%      5.0%      7.2%      0.0%      8.2%      7.8%      7.9%
Weighted Average Receive Rate                           0.0%      6.4%      5.7%      0.0%      7.5%      6.5%      7.0%
PAY VARIABLE/RECEIVE FIXED:
Notional Value                                          $311       $50      $100       $25      $175      $100      $761      2002
Weighted Average Pay Rate                               5.1%      5.3%      5.5%      5.3%      5.4%      6.0%      5.4%
Weighted Average Receive Rate                           8.0%      8.0%      7.5%      4.0%      4.5%      7.2%      6.9%
PAY VARIABLE/RECEIVE DIFFERENT VARIABLE:
Notional Value                                           $95       $50       $18       $15        $5      $232      $415      2005
Weighted Average Pay Rate                               4.2%      6.4%      6.8%      6.2%      0.0%      6.0%      5.7%
Weighted Average Receive Rate                           9.1%      6.3%      9.5%      6.4%      0.0%      6.3%      7.1%
TOTAL INTEREST RATE SWAPS                               $406      $115      $168       $40      $626      $600    $1,955      2004
Total Weighted Average Pay Rate                         4.9%      5.7%      6.1%      5.6%      7.4%      6.8%      6.5%
Total Weighted Average Receive Rate                     8.2%      7.1%      7.2%      4.9%      6.7%      6.5%      7.0%
FOREIGN CURRENCY  SWAPS                                  $35       $46       $29       $15       $10       $70      $205      2002
TOTAL SWAPS                                             $441      $161      $197       $55      $636      $670    $2,160      2005

          In addition to risk management through derivative financial instruments pertaining to the investment portfolio, interest rate sensitivity related to certain Company liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another, was $1.7 billion and $1.3 billion at December 31, 1994 and 1993 respectively. The weighted average pay rate is 6.2%; the weighted average receive rate is 6.6% , and these agreements mature at various times through 2004.


     (F)  CONCENTRATION OF CREDIT RISK:
          The Company has a reinsurance recoverable of $4.4 billion from Mutual Benefit Life Assurance Corporation (Mutual Benefit). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk.

          The Company currently owns $39.2 million par value of Orange County, California Pension Obligation Bonds, $17.1 million of which it continues to carry as available for sale under FASB 115 and $22.1 million which are included in the Separate Account Assets. While Orange County is currently operating under Protection of Chapter 9 of the Federal Bankruptcy Laws, the Company believes it is probable that it will collect all amounts due under the contractual terms of the bonds and that the bonds are not permanently or other than temporarily impaired.

          As of December 31, 1994 the Company owned $66.1 million of Mexican bonds, $52.3 million of which are payable in Mexican pesos but are fully hedged back to U.S. dollars, and $13.8 million of U.S. Dollar Denomination Mexican bonds. The primary risks associated with these securities is a default by the Mexican government or imposition of currency controls that prevent conversion of Mexican pesos to U.S. dollars. The Company believes both of these risks are remote.

     (G)  FIXED MATURITIES:
          The schedule below details the amortized cost and fair values of the Company's fixed maturities by component, along with the gross unrealized gains and losses:


                                                       1994
                                                       ----
                                  GROSS        GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED
                                  COST         GAINS      LOSSES    FAIR VALUE
                                ---------  -----------  ----------  ----------
U.S. Government and government
  agencies and authorities:
- guaranteed and sponsored         $1,516           $1       $(87)      $1,430
- guaranteed and sponsored
  - asset backed                    4,256           78       (571)       3,763
States, municipalities and
  political subdivisions              148            1        (12)         137
International governments             189            1        (14)         176
Public utilities                      531            1        (32)         500
All other corporate                 3,717           38       (297)       3,458
All other corporate
  - asset backed                    2,442           30       (121)       2,351
Short-term investments              1,665            0        (51)       1,614
                                  -------        -----    --------     -------
TOTAL                             $14,464         $150    $(1,185)     $13,429
                                  -------        -----    --------     -------
                                  -------        -----    --------     -------


                                                      1993
                                                      ----
                                               GROSS      GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED       FAIR
                                  COST         GAINS      LOSSES         VALUE
                                ---------   ----------  ----------      ------
U.S. Government and government
  agencies and authorities:
- guaranteed and sponsored        $ 1,637       $   15    $   (12)     $ 1,640
- guaranteed and sponsored
  - asset backed                    4,070          235       (219)       4,086
States, municipalities and
  political subdivisions               73            9           0          82
International governments             100            5         (3)         102
Public utilities                      423           20         (2)         441
All other corporate                 3,598          180        (42)       3,736
All other corporate
  - asset backed                    1,806           74        (12)       1,868
Short-term investments                890            0           0         890
                                 --------      -------    --------    --------
TOTAL                             $12,597       $  538    $  (290)     $12,845

                                 --------      -------    --------    --------
                                 --------      -------    --------    --------

          The amortized cost and estimated fair value of fixed maturity investments at December 31, 1994, by maturity, are shown below. Asset backed securities are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting the borrowers' rights to call or prepay their obligations.


                                        AMORTIZED COST    ESTIMATED FAIR VALUE
                                        --------------    --------------------
MATURITY
--------
Due in one year or less                        $ 2,214                 $ 2,183
Due after one year through five years            7,000                   6,647
Due after five years through ten years           3,678                   3,334
Due after ten years                              1,572                   1,265
                                             ---------               ---------
                                               $14,464                 $13,429
                                             ---------               ---------
                                             ---------               ---------

          Sales of fixed maturities excluding short-term fixed maturities for the years ended 1994, 1993, and 1992 resulted in proceeds of $5,708, $8,813, and $5,728, respectively, resulting in gross realized gains of $71, $192, and $140, and gross realized losses of $100, $219, and $135, respectively, not including policyholder gains and losses.
          Sales of equity securities and other investments for the years ended December 31, 1994, 1993, and 1992 resulted in proceeds of $159, $127 and $7, respectively, resulting in gross realized gains of $3, $0, and $3, and gross realized losses of $14, $0, and $0, respectively, not including policyholder gains and losses.

     (H)  FAIR VALUE OF FINANCIAL INSTRUMENTS NOT DISCLOSED ELSEWHERE :

          BALANCE SHEET ITEMS:


                                           1994                     1993
                                  CARRYING       FAIR    CARRYING        FAIR
                                   AMOUNT        VALUE    AMOUNT         VALUE
                                 ---------      ------   --------       ------
         ASSETS
Other invested assets:
Policy loans                        $2,614      $2,614     $1,397       $1,397
Mortgage loans                         316         316        228          228
Investments in partnership
  and trusts                            36          42         14           34
Miscellaneous                           67          67         22           63

         LIABILITIES
Other policy claims and
  benefits                         $13,001     $12,374    $11,140      $11,415

          The following methods and assumptions were used to estimate the fair value of each class of financial instrument:policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and other policy claims and benefits payable are determined by estimating future cash flows discounted at the current market rate.

3.   INCOME TAX

          The Company is included in ITT's consolidated U.S. Federal income tax return and remits to (receives from) ITT a current income tax provision (benefit) computed in accordance with the tax sharing arrangements between ITTand its insurance subsidiaries. The effective tax rate was 32% in 1994, and approximates the U.S. statutory tax rates of 35% in 1993 and 34% in 1992. The provision for income taxes was as follows:

INCOME TAX EXPENSE:
                                                  1994      1993      1992
                                                  ----      ----      ----
     Current                                      $185   $ $ 190   $ $ 124
     Deferred                                     (120)     (115)      (79)
                                                -------  --------  --------
                                                  $ 65   $ $  75   $ $  45
                                                -------  --------  --------
                                                -------  --------  --------

                                                   1994      1993      1992
                                                   ----      ----      ----
TAX PROVISION AT U.S. STATUTORY RATE                $71       $76       $46
Tax-exempt income                                    (3)        0         0
Foreign tax credit                                   (1)        0         0
Other                                                (2)       (1)       (1)
                                                  -----     -----     -----
PROVISION FOR INCOME TAX                           $ 65       $75       $45
                                                  -----     -----     -----
                                                  -----     -----     -----

     Income taxes paid were $ 244 , $301 and $36 in 1994, 1993, and 1992 respectively. The current taxes due from or (to) Hartford Fire were $46, and $19 in 1994 and 1993 respectively.

     Deferred  tax assets include the following:

                                                   1994      1993
                                                   ----      ----
Tax deferred acquisition cost                     $284      $158
Book deferred acquisition costs and  reserves     (134)      (30)
Employee benefits                                    7         7
Unrealized loss on "available for sale"
  securities                                       353         3
Investments and other                               80       (24)
                                                -------   -------
                                                  $590      $114
                                                -------   -------
                                                -------   -------

     Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1994 was $24.

4.   REINSURANCE

     The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Group life and accident and health insurance business is substantially reinsured to affiliated companies.

     Life insurance net retained premiums were comprised of the following:

                                                  1994      1993      1992
                                                  ----      ----      ----
Gross premiums                                   $1,316    $1,135      $680
Reinsurance assumed                                 299        93        30
Reinsurance ceded                                   515       481       451
                                                -------   -------     -----
NET RETAINED PREMIUMS                            $1,100      $747      $259
                                                -------   -------     -----
                                                -------   -------     -----

     Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1994, 1993 and 1992 approximated $164, $149, and $73, respectively.

     In December 1994, the Company assumed from a third party approximately $500 million of corporate owned life insurance reserves on a coinsurance
     basis.   Also in December 1994, ILA ceded to ITT Lyndon Insurance Company
     $1 billion in individual fixed and variable annuities on a modified coinsurance basis. These transactions did not have a material impact on consolidated net income.

     In October 1994, HLR recaptured approximately $500 million of corporate owned life insurance from a third party reinsurer. Subsequent to this transaction, HLIC and HLR restructured their coinsurance agreement from coinsurance to modified coinsurance, with the assets and policy liabilities placed in the separate account. In May 1994, HLIC assumed and reinsured the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $400 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.

     In June 1993, the Company assumed and partially reinsured the annuity, life and accident and sickness insurance policies of Fidelity Bankers Life Insurance Company in Receivership for Conservation and Rehabilitation, with account values of $3.2 billion. The Company received cash and investment grade assets to assume insurance and annuity contract obligations. Substantially all of these contracts were placed in the Company's separate accounts.

     In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of HLA. As a result of this transaction, the assets and liabilities of the company increased approximately $1 billion. The excess of liabilities assumed over assets received, of $2, was recorded as a decrease to capital surplus. The impact on consolidated net income was not significant.

     On November 4, 1992, the Company entered into a definitive agreement whereby the Company assumed the contract obligations of Mutual Benefit Life Assurance Corporation's (Mutual Benefit) individual corporate owned life insurance (COLI) contracts. The Company received $5.6 billion in cash and invested assets, $5.3 billion of which were policy loans, from Mutual Benefit for assuming the contract obligations. Simultaneously, the Company coinsured approximately 84% of the contract obligations back to Mutual Benefit, HLR and an unaffiliated reinsurer. In August 1993, the Company received assets of $300 million for assuming the group COLI contract obligations of Mutual Benefit, through an assumption reinsurance transaction. Under the terms of the agreement, the Company coinsured back
     75% of the liabilities to Mutual Benefit.   All  assets supporting Mutual
     Benefit's reinsurance liability to HLIC are placed in a "security trust", with Hartford Life as the sole beneficiary. The impact on 1992 consolidated net income was not significant.

     In 1992, all ordinary individual life insurance written and in force in HLA was assumed by HLIC. As a result of this transaction, the assets of HLIC increased by approximately $437, liabilities increased approximately $403. The excess of assets over liabilities of $34 was recorded as an increase in capital.

5.   PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $2, $3 and $2 in 1994, 1993 and 1992, respectively.

     The Company provides certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. Effective January 1, 1992, the Company adopted SFAS No. 106, using the immediate recognition method for all benefits accumulated to date. As of June 1992, the Company amended its plans, effective January 1, 1993, whereby the Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan amendments increased deductibles and set a defined dollar cap which limits average company contributions. The effect of these changes is not material. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by Hartford Fire, was $1, $1, and $1, for 1994, 1993, and 1992 respectively.

     The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 11% for 1994, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. The assumed weighted average discount rate was 8.5%. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.

6.   BUSINESS SEGMENT INFORMATION

The reportable segments and product groups of HLIC and its subsidiaries are:
INDIVIDUAL LIFE AND ANNUITIES (ILAD)
-Individual life
-Fixed and variable retirement annuities

ASSET MANAGEMENT SERVICES (AMS)
-Group Pension Plans products and services
-Deferred Compensation Plans products and services
-Structured Settlements and lottery annuities

SPECIALTY
-Corporate Owned Life Insurance (COLI) and HLR


                                            1994          1993          1992
                                           ------        ------        ------
REVENUES:
ILAD                                          $691          $595          $305
AMS                                            789           794           770
Specialty                                      919           425            96
                                           -------       -------       -------
                                            $2,399        $1,814        $1,171
                                           -------       -------       -------
                                           -------       -------       -------
INCOME BEFORE INCOME TAX:
ILAD                                          $139          $129           $73
AMS                                             38            71            56
Specialty                                       26            18             5
                                           -------       -------       -------
                                              $203          $218          $134
                                           -------       -------       -------
                                           -------       -------       -------
IDENTIFIABLE ASSETS:
ILAD                                       $26,668       $19,147        $9,474
AMS                                         13,334        12,416        11,198
Specialty                                    7,847         6,723         5,910
                                           -------       -------       -------
                                           $47,849     $  38,286     $  26,582
                                           -------       -------       -------
                                           -------       -------       -------

7.   STATUTORY NET INCOME AND SURPLUS

     Substantially all of the statutory surplus is permanently reinvested or is subject to dividend restrictions relating to various state regulations which limit the payment of dividends without prior approval.

     Statutory net income and surplus as of December 31 were:

                                              1994           1993         1992
                                              ----           ----         ----
Statutory net income                           $58            $63          $65

Statutory surplus                             $941           $812         $614

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

8.   SEPARATE ACCOUNTS:

     The Company maintains separate account assets and liabilities totaling $22.8 billion and $16.3 billion at December 31, 1994 and 1993, respectively which are reported at fair value. Separate account assets are segregated from other investments and are not subject to claims that arise out of any other business of the Company. Investment income and gains and losses of separate accounts accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $14.8 billion and $11.5 billion at December 31, 1994 and 1993, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate account assets totaling $8.0 billion and $4.8 billion at December 31, 1994 and 1993, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Investment income (including investment gains and losses) on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $256, $189, and $92, in 1994, 1993, and 1992, respectively.

     The guaranteed separate accounts include modified guaranteed individual annuity, and modified guaranteed life insurance. The average credit interest rate on these contracts is 6.44%. The assets that support these liabilities are comprised of $7.5 billion in bonds and $.5 billion in policy loans. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which total $(16.2) million in carrying value and $3.2 billion in notional amounts.

9.   COMMITMENTS AND CONTINGENCIES

     In August 1994, HLIC renewed a two year note purchase facility agreement which in certain instances obligates the Company to purchase up to $100 million in collateralized notes from a third party. The Company is receiving fees for this commitment. At December 31, 1994, the Company has not purchased any notes under this agreement.

     In March 1987, HLIC guaranteed the commercial mortgages (principal and accrued interest) that were sold under a pooling and servicing agreement of the same date. Mortgages aggregating approximately $53.0million were sold in this transaction, and the remaining balance on these loans is $21.1 million. There was no impact on operations due to this guarantee.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on HLIC under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states.

     The Company is involved in various legal actions, some of which involve claims for substantial amounts. In the opinion of management the ultimate liability with respect to such lawsuits, as well as other contingencies, is not considered material in relation to the consolidated financial position of the Company.

10.  SUBSEQUENT EVENT

     On September 21, 1995, at a Special Meeting of the Shareholders of ITT, ITT Shareholders approved the Distribution by ITT of all of the outstanding shares of common stock of ITT Hartford (the Distribution). In the Distribution, shareholders of ITT common stock will receive, among other items, one share of ITT Hartford Common stock for each share of ITT common stock held.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) A copy of the resolution authorizing the Separate Account is filedwith this Registration Statement.

          (2)  Not applicable.  HL maintains custody of all assets.

          (3)  Principal Underwriting Agreement is filed herewith.

          (4)  Form of Sales Agreement  is filed herewith.

          (5)  Form of Group Variable Annuity Contract  is filed herewith.

          (6) (a) Restated Certificate of Incorporation of Hartford Life Insurance Company dated February 10, 1982 is filed herewith.

                    Bylaws of Hartford Life Insurance Company are filed herewith.

          (7)  Not applicable.

          (8)  Not applicable.

          (9)  Not applicable.

          (10) Consent of Arthur Andersen LLP is filed herewith.

          (11) Not applicable.

          (12) Not applicable.

          (13) Schedule of Performance Data is filed herewith.

          (14) Fund Participation Agreement is filed herewith.

Item 25.  Directors and Officers of the Depositor

          Louis J. Abdou            Vice President

          David H. Annis            Vice President

          Paul J. Boldischar, Jr.   Vice President

          Wendell J. Bossen         Vice President

          Peter W. Cummins          Vice President

          Juliana B. Dalton         Vice President

          Ann M. deRaismes          Vice President

          Allen Douma, M.D.         Medical Director

          Donald R. Frahm           Chairman & CEO

          Bruce D. Gardner          General Counsel & Secretary

          Joseph H. Gareau          Executive Vice President & Chief Investment
                                    Officer

          Richard J. Garrett        Vice President & Treasurer

          John P. Ginnetti          Executive Vice President and Director Asset
                                    Management Services

          Lynda Godkin              Assistant General Counsel & Secretary

          Lois W. Grady             Vice President

          David A. Hall             Senior Vice President & Actuary

          Joseph Kanarek            Vice President

          Kevin J. Kirk             Vice President

          Andrew W. Kohnke          Vice President

          Stephen M. Maher          Vice President & Actuary

          William B. Malchodi, Jr.  Vice President & Director of Taxes

          Thomas M. Marra           Senior Vice President & Actuary and Director
                                    Individual Life and Annuity Division

          David J. McDonald         Senior Vice President

          Kevin A. North            Vice President

          Joseph J. Noto            Vice President

          Leonard E. Odell, Jr.     Senior Vice President

          Michael C. O'Halloran     Vice President & Senior Associate General
                                    Counsel

          Craig R. Raymond          Vice President & Chief Actuary

          Lowndes A. Smith          President & Chief Operating Officer

          Edward J. Sweeney         Vice President

          James E. Trimble          Vice President & Actuary

          Raymond P. Welnicki       Senior Vice President

          James T. Westervelt       Senior Vice President & Group Comptroller

          Lizabeth H. Zlatkus       Vice President

          Donald J. Znamierowski    Vice President

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Exhibit 26 is filed herewith.

Item 27.  Number of Contract Owners

          As of December 31, 1994, there were ____ Contract Owners of qualified contracts and ____ Contract Owners of non-qualified Contracts.

Item 28.  Indemnification

          Under Section 33-320a of the Connecticut General Statutes, the Registrant must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when it is determined by certain disinterested parties that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonably entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached his duty to the Registrant or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrant's securities, the director of officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-320a.

          The directors and officers of HL and HESCO are covered under a directors and officers liability insurance policy issued to ITT Corporation and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - DC Variable Account

          Separate Account Two (Variable Account "A")

          Separate Account Two (QP Variable Account)

          Separate Account Two (NQ Variable Account)

          Separate Account One

          Separate Account Two (Director II)

          STAG VLI Separate Account

          Putnam Capital Manager Trust Separate Account

          Hartford Money Market Fund, Inc.

          Hartford Life and Accident Insurance Company - Separate Account One

          Hartford Life and Accident Insurance Company -
          Putnam Capital Manager Separate Account One

          ITT Hartford Life and Annuity Insurance Company -  Separate Account
          One

          ITT Hartford Life and Annuity Insurance Company -
          Putnam Capital Manager Separate Account Two

      (b) Directors and Officers of HESCO

          Name and Principal            Positions and Offices
           Business Address                With Underwriter
          ------------------            ---------------------

          Donald E. Waggaman, Jr.       Treasurer

          Bruce D. Gardner              Secretary

          George R. Jay                 Controller

          Lowndes A. Smith              President

Item 30.  Location of Accounts and Records

     Accounts and records are maintained by HL.

Item 31.  Management Services

     None

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 11th day of October, 1995.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO (DC VARIABLE ACCOUNT II)
         (Registrant)

*By:
     ----------------------------------------
     John P. Ginnetti, Senior Vice President

HARTFORD LIFE INSURANCE COMPANY                   *By: /s/ Bruce D. Gardner
         (Depositor)                                   -------------------------
                                                       Bruce D. Gardner
                                                       Attorney-in-Fact

*By:
     ----------------------------------------
     John P. Ginnetti, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Donald R. Frahm, Chairman and
    Chief Executive Officer, Director *
Bruce D. Gardner, General Counsel
    Corporate Secretary, Director *
Joseph H. Gareau, Executive Vice
    President and Chief Investment
    Officer, Director *
John P. Ginnetti, Senior Vice
   President, Director *

Thomas M. Marra, Senior Vice                      *By: /s/ Bruce D. Gardner
   President, Director *                               -------------------------
Leonard E. Odell, Jr., Senior                          Bruce D. Gardner
   Vice President, Director *                          Attorney-In-Fact


Lowndes A. Smith, President,
   Chief Operating Officer,                       Dated: October 11, 1995
   Director *                                            -----------------------

Raymond P. Welnicki, Senior Vice
   President, Director *
Lizabeth H. Zlatkus, Vice President
   Director *
Donald J. Znamierowski, Vice President
   Comptroller, Director *

                        [ARTHUR ANDERSEN LLP LETTERHEAD]


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of Hartford Life Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated January 30, 1995 (except with respect to the matter discussed in Note 10, as to which the date is October 6, 1995). Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.


Our report on the financial statements includes an explanatory paragraph with respect to the change in the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benefits as discussed in Note 1 to the consolidated financial statements.



                                                       /s/ Arthur Andersen LLP


Hartford, Connecticut
January 30, 1995

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
   SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN AFFILIATES
                                December 31, 1994
                                  (in millions)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                      AMOUNT
                                                                     SHOWN ON
                                                                      BALANCE
                 TYPE OF INVESTMENT             COST    FAIR VALUE     SHEET
                 ------------------             ----    ----------   --------


FIXED MATURITIES
BONDS
 U.S. Government and government agencies
 and authorities:
 -guaranteed and sponsored                   $  1,516    $  1,429    $  1,429
 -guaranteed and sponsored - asset backed       4,256       3,763       3,763
 States, municipalities and political
  subdivisions                                    148         137         137
 International governments                        189         176         176
 Public utilities                                 531         500         500
 All other corporate                            3,717       3,458       3,458
 All other corporate - asset backed             2,442       2,350       2,350
 Short - term investments                       1,665       1,616       1,616
                                              -------     -------     -------

TOTAL FIXED MATURITIES                         14,464      13,429      13,429

EQUITY SECURITIES

Common Stocks - industrial, miscellaneous
 and all other                                     76          68          68
                                              -------     -------     -------

TOTAL FIXED MATURITIES AND EQUITY SECURITIES   14,540      13,497      13,497

Policy loans                                    2,614       2,614       2,614
Mortgage loans                                    316         316         316
Other investments                                 103         109         107
                                              -------     -------     -------

TOTAL INVESTMENTS                            $ 17,573    $ 16,536    $ 16,534
                                              -------     -------     -------
                                              -------     -------     -------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Note: Fair values for stocks and bonds approximate those quotations published by applicable stock exchanges or are received from other reliable sources. The fair value for short - term investments approximates cost.

       Policy and mortgage loan carrying amounts approximate fair value.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                  (in millions)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            BENEFITS,      AMORTIZ-
                                                                                             CLAIMS        ATION OF
                                                                                            AND CLAIM      DEFERRED
                  DEFERRED       FUTURE         OTHER        PREMIUMS           NET           ADJUST-       POLICY         OTHER
                   POLICY        POLICY       POLICYHOL-     AND OTHER       INVESTMENT        MENT         ACQUISI-     INSURANCE
                 ACQUISITION    BENEFITS      DER FUNDS     CONSIDERA-         INCOME        EXPENSES         TION        EXPENSES
  SEGMENT          COSTS           *              *           TIONS             (1)            (2)           COSTS          (3)
--------------   -----------   ----------    ----------     ----------      ----------     ----------     ----------    ----------


  YEAR ENDED
 DECEMBER 31,
    1994
--------------

ILAD            $   1,708       $    582      $   4,257      $     492      $     199      $     334      $     137      $      80
AMS                   101            845         10,160             39            750            695              8             48
SPECIALTY               0            463          6,911            569            350            376              0            518
                 --------       --------       --------       --------       --------       --------       --------       --------
                $   1,809      $   1,890      $  21,328      $   1,100      $   1,299      $   1,405      $     145      $     646
                 --------       --------       --------       --------       --------       --------       --------       --------
                 --------       --------       --------       --------       --------       --------       --------       --------


  YEAR ENDED
 DECEMBER 31,
    1993
--------------
ILAD            $   1,237      $     428      $   3,535      $     423      $     172      $     249      $      97      $     120
AMS                    97            703          9,026             35            759            662             16             45
SPECIALTY               0            528          5,673            289            136            135              0            272
                 --------       --------       --------       --------       --------       --------       --------       --------
                $   1,334      $   1,659      $  18,234      $     747      $   1,067      $   1,046      $     113      $     437
                 --------       --------       --------       --------       --------       --------       --------       --------
                 --------       --------       --------       --------       --------       --------       --------       --------


  YEAR ENDED
 DECEMBER 31,
    1992
--------------
ILAD            $     698      $   1,115      $   1,004      $     178      $     127      $     104      $      49      $      79
AMS                   101            583          8,256             27            743            657              6             51
SPECIALTY               0             46          5,822             54             42             36              0             55
                 --------       --------       --------       --------       --------       --------       --------       --------
                $     799      $   1,744       $ 15,082      $     259      $     912      $     797      $      55      $     185
                 --------       --------       --------       --------       --------       --------       --------       --------
                 --------       --------       --------       --------       --------       --------       --------       --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(*)  As Restated

(1) Investment income is allocated to the segments based on each segment's share of investable funds or on a direct basis, where applicable, including realized capital gains and losses.

(2) Benefits, claims and claim adjustment expenses includes the increase in liability for future policy benefits and death, disability and other contract benefit payments.

(3) Other insurance expenses are allocated to the segments based on specific identification, where possible, and related activities, including dividends to policyholders.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                                  (in millions)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                                                                    PERCENTAGE
                                                       CEDED TO        ASSUMED                       OF AMOUNT
                                          GROSS          OTHER        FROM OTHER        NET          ASSUMED
                                          AMOUNT       COMPANIES      COMPANIES        AMOUNT        TO NET
                                        ----------     ----------     ----------     ----------     ---------
YEAR ENDED DECEMBER 31, 1994
---------------------------

LIFE INSURANCE IN FORCE                $   136,929    $    87,553    $    35,016    $    84,392       41.5   %
                                        ----------     ----------     ----------     ----------

Premiums and other considerations
   ILAD                                $       448    $        71    $       106    $       483       22.0   %
   AMS                                          39              0              0             39        0.0   %
   Specialty                                   521            140            188            569       33.0   %
   Accident and Health                         308            304              5              9       55.6   %
                                        ----------     ----------     ----------     ----------
TOTAL                                  $     1,316            515            299          1,100       27.2   %
                                        ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------

YEAR ENDED DECEMBER 31, 1993
----------------------------

LIFE INSURANCE IN FORCE                $    93,099    $    71,415    $    25,067    $    48,751       55.5   %
                                        ----------     ----------     ----------     ----------

Premiums and other considerations
   ILAD                                $       417    $        85    $        91    $       423       21.5   %
   AMS                                          25              0              0             25        0.0   %
   Specialty                                   386             97              0            289        0.0   %
   Accident and Health                         307            299              2             10       20.0   %
                                        ----------     ----------     ----------     ----------
TOTAL                                  $     1,135    $       481    $        93    $       747       12.4   %
                                        ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------

YEAR ENDED DECEMBER 31, 1992
----------------------------

LIFE INSURANCE IN FORCE                $    44,661    $    64,207    $    51,430    $    31,884      161.3   %
                                                                      ----------     ----------

Premiums and other considerations
   ILAD                                $       208    $        71    $        27    $       164       16.5   %
   AMS                                          27              0              0             27        0.0   %
   Specialty                                   153             99              0             54        0.0   %
   Accident and Health                         292            281              3             14       21.4   %
                                        ----------     ----------     ----------     ----------
TOTAL                                  $       680    $       451    $        30    $       259       37.9   %
                                        ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------